As filed with the U.S. Securities and Exchange Commission on October 2, 2026

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No.__	[ ]

(Check appropriate box or boxes.)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street, Chicago, IL 60603

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number (800) 595-9111

Name and Address of Agent for Service:	with a copy to:
Michael D. Mabry	Jose J. Del Real
Joel D. Corriero	Kevin P. O’Rourke
Stradley Ronon Stevens & Young, LLP	The Northern Trust Company
2005 Market Street, Suite 2600	50 South LaSalle Street
Philadelphia, Pennsylvania 19103	Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest, with no par value per share, of the Northern Trust Tax-Advantaged Ultra-Short Income ETF, Northern Trust MSCI US 500 ETF, Northern Trust MSCI US 400 ETF, Northern Trust MSCI US 2000 ETF and Northern Trust MSCI EAFE ETF.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS INFORMATION STATEMENT/ PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS INFORMATION STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

NORTHERN FUNDS

STOCK INDEX FUND

Shares Class (NOSIX)

MID CAP INDEX FUND

Shares Class (NOMIX)

SMALL CAP INDEX FUND

Shares Class (NSIDX)

INTERNATIONAL EQUITY INDEX FUND

Shares Class (NOINX)

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

Shares Class (NTAUX)

50 South LaSalle Street

P.O. Box 75986

Chicago, Illinois 60675-5986

800-595-9111

IMPORTANT SHAREHOLDER INFORMATION

This Information Statement/Prospectus is being provided to inform you that the Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Tax-Advantaged Ultra-Short Fixed Income Fund and International Equity Index Fund (each, a “Target Fund,” and together, the “Target Funds”) will each be converted into a newly created exchange-traded fund (“ETF”) (each, an “Acquiring Fund,” and together, the “Acquiring Funds”) that each have substantially similar investment objectives, strategies, and risks as the corresponding Target Fund (each, a “Reorganization,” and together, the “Reorganizations”), although in some cases, as discussed below, the Acquiring Fund will track a new underlying index. The chart below lists the name of each Target Fund, the corresponding Acquiring Fund, and the date on or about which each Reorganization will occur (each, a “Reorganization Date,” or together, the “Reorganization Dates”). The Target Funds and Acquiring Funds are series of Northern Funds (the “Trust”). Following its Reorganizations each of the Acquiring Funds will continue to be managed by Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Target Fund	Acquiring Fund	Reorganization Date
Stock Index Fund	Northern Trust MSCI US 500 ETF	[February 26, 2027]
Mid Cap Index Fund	Northern Trust MSCI US 400 ETF	[February 26, 2027]
Small Cap Index Fund	Northern Trust MSCI US 2000 ETF	[February 26, 2027]
International Equity Index Fund	Northern Trust MSCI EAFE ETF	[March 5, 2027]
Tax-Advantaged Ultra-Short Fixed Income Fund	Northern Trust Tax-Advantaged Ultra-Short Income ETF	[March 5, 2027]

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The Information Statement/Prospectus discusses the Reorganizations and provides you with information that you should consider. The Board of Trustees of the Trust (the “Board”) approved each Reorganization and concluded that each Reorganizations is in the best interests of a Target Fund and its respective shareholders.

Please review the information in the Information Statement/Prospectus. No shareholder vote is required to complete a Reorganization. We are not asking you for a proxy and you are not requested to send us a proxy. Pursuant to an Agreement and Plan of Reorganization (“Plan”), a form of which is attached as Exhibit A hereto. Each Target Fund will be converted into its corresponding Acquiring Fund, which are each newly created series of the Trust and that have substantially similar investment objectives, strategies, and risks as its corresponding Target Fund although in some cases, as discussed below, the Acquiring Fund will track a new underlying index. On the applicable Reorganization Date, shareholders who hold their shares of a Target Fund through a brokerage account or retirement plan that can accept shares of an ETF will receive ETF shares of the corresponding Acquiring Fund equal in value to their shares of a Target Fund at net asset value and cash in lieu of fractional shares, if any. Any cash payment may be taxable. Interests of shareholders will not be diluted as a result of the Reorganization.

We believe each Reorganization will result in multiple benefits for investors. The Board of the Trust has approved each Reorganization based on its determination that it is in the best interests of the shareholders of each Target Fund. Expected benefits include:

1)

Lower Expenses: Upon the applicable Reorganization Date, total annual fund operating expenses of each Acquiring Fund is expected to be lower than the total annual fund operating expenses of its corresponding Target Fund.

2)

Increased Transparency: As a shareholder of an Acquiring Fund, you will gain the benefit of full daily transparency into the underlying portfolio holdings of an Acquiring Fund. The Target Funds do not provide full daily transparency into their underlying portfolio holdings.

3)

Additional Trading Flexibility: Unlike the mutual fund shares of the Target Funds, which can only be purchased or sold once per day based on a Target Fund’s net asset value (“NAV”), shares of the Acquiring Funds can be purchased or sold throughout a trading day on an exchange based on market prices. This additional flexibility can give the Acquiring Funds’ shareholders a greater ability to adjust their investment allocations based on developments that may occur throughout a trading day.

4)

Enhanced Tax Efficiency: In a mutual fund, when portfolio securities are sold, including in order to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, many ETFs create and redeem their shares in-kind. ETFs do not recognize capital gain on in-kind distributions in redemption of their shares, which enables them to distribute appreciated securities to redeeming shareholders without recognizing gain on those securities. Thus, an ETF’s in-kind redemptions generally do not result in taxable distributions for its non-redeeming shareholders. Instead, non-redeeming ETF shareholders in an ETF that creates and redeems its shares in-kind may recognize capital gains with respect to their ETF shares when they sell their ETF shares. The Acquiring Fund intends to create and redeem its shares in-kind.

5)

Tax-Free Reorganization: Shareholders will generally not recognize a taxable gain (or loss) on the conversion of mutual fund to whole ETF shares for U.S. tax purposes (except with respect to cash received in lieu of fractional shares of a Target Fund). [The Reorganization may generate capital gains to the extent existing shareholders redeem shares held in retirement plans that cannot accommodate ETFs, or to the extent shareholders are otherwise redeemed in cash in lieu of participating in the Reorganization. As a result, remaining Fund shareholders may be required to pay more taxes than they would have been required to absent the Reorganization.]

Each Reorganization will subject investors to certain ETF-specific risks, including: the risk that shares of the Acquiring Funds will trade at market prices that may be above (premium) or below (discount) the Acquiring Funds’ NAV; the risk that the Acquiring Funds’ creation and redemption transactions may be concentrated in a small number of financial institutions known as “authorized participants”; and the risk that such authorized participants may not engage in creation or redemption transactions, which could cause an Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting, or that a secondary trading market may not develop. These risks are described more fully in the Information Statement/Prospectus. Following each Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund shares in the secondary market; shareholders currently do not bear such costs as shareholders of the Target Funds.

Shareholders will need brokerage accounts with the ability to transact in ETF shares in connection with a Reorganization. The “IMPORTANT NOTICE ABOUT YOUR ACQUIRING FUND ACCOUNT” section that follows includes a description of required actions for shareholders who hold shares of a Target Fund in accounts that cannot hold ETF shares and should be read carefully. For shareholders holding a Target Fund in accounts that can hold ETFs, no additional action will need to be taken prior to the Reorganization for the account to receive ETF shares.

Shareholders of the Target Funds should know the options available to them with respect to a Reorganization but should also consider possible tax consequences of options outside of a tax-free Reorganization. In connection with a Reorganization, shareholders who hold their shares of a Target Fund through a brokerage account or retirement plan that can accept shares of an ETF will receive ETF shares of its corresponding Acquiring Fund equal in value to their investment in the Target Fund (less any cash received in lieu of fractional shares of the Target Fund). As discussed further below, some shareholders may need to take additional action in order to receive shares of the Acquiring Funds in connection with the Reorganization.

The Information Statement/Prospectus provides greater detail on the mechanics of each Reorganization and what to expect with your investment during and following the Reorganization. No shareholder vote is required or being requested to complete the Reorganization.

You are encouraged to carefully review the additional information provided in this Information Statement/Prospectus.

If you have any questions, please call (800) 595-9111.

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

We recommend that you read the complete Information Statement/Prospectus.

This section contains a brief Q&A which will help explain the Reorganizations, including the reasons for the Reorganizations. Following this section is a more detailed discussion.

Q.	What is happening to the Target Funds? Why am I receiving an Information Statement/Prospectus?

A.    The Target Funds, which currently operate as mutual funds, will be converted into ETFs through the reorganization of the Target Funds into newly created series of the Trust as shown in the chart below. The Acquiring Funds have substantially similar investment objectives, strategies, and risks as their corresponding Target Funds, although in some cases, as discussed below, the Acquiring Fund will track a new underlying index. As ETFs, each of the Acquiring Funds’ shares will be traded on NYSE Arca, Inc. (“NYSE Arca”) following the Reorganization, except the Northern Trust Tax-Advantaged Ultra-Short Income ETF will be traded on The Nasdaq Stock Market LLC (“Nasdaq”). The Reorganizations will be accomplished in accordance with the Plan.

Target Funds	Acquiring Funds	Reorganization Date
Stock Index Fund	Northern Trust MSCI US 500 ETF	[February 26, 2027]
Mid Cap Index Fund	Northern Trust MSCI US 400 ETF	[February 26, 2027]
Small Cap Index Fund	Northern Trust MSCI US 2000 ETF	[February 26, 2027]
International Equity Index Fund	Northern Trust MSCI EAFE ETF	[March 5, 2027]
Tax-Advantaged Ultra-Short Fixed Income Fund	Northern Trust Tax-Advantaged Ultra-Short Income ETF	[March 5, 2027]

Under the Plan, all of the assets and liabilities of a Target Fund will be transferred to the corresponding newly created Acquiring Fund, in exchange for whole ETF shares of the Acquiring Fund equal to the aggregate NAV of the corresponding Target Fund at the time of the Reorganization, less any cash received in lieu of fractional shares. Because shares of the Acquiring Funds are not issued in fractional shares, cash will be paid to all shareholders who hold fractional shares in lieu of receiving fractional shares of the Acquiring Funds, for which cash payment may be taxable. The amount of cash received for the fractional shares combined with an Acquiring Fund’s ETF shares you receive will have the same value as your shares of the corresponding Target Fund on the applicable Reorganization Date. Shares of an Acquiring Fund will be transferred to each applicable shareholder’s brokerage account. If a shareholder does not hold shares of a Target Fund through a brokerage account or retirement plan that can accept shares of the corresponding Acquiring Fund on the applicable Reorganization Date, the shares will be liquidated and you will receive cash equal in value to the NAV of your Fund shares. We recommend that you establish a brokerage account at least one month before the applicable Reorganization Date.

The “IMPORTANT NOTICE ABOUT YOUR ACQUIRING FUND ACCOUNT” section, beginning on page [ix], provides important information about actions to take with respect to your account in order to ensure the seamless transition from holding shares of the Target Funds to holding ETF shares of the corresponding Acquiring Funds.

Q.	Has the Board of the Target Funds approved each Reorganization?

A.    Yes, the Board of the Trust, which oversees the Target Funds, approved each Reorganization. The Board of the Trust, including all of the Trustees who are not “interested persons” of the Target Funds (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), determined that each Reorganization is in the best interests of each Target Fund and its shareholders and that each Target Fund’s shareholders’ interests will not be diluted as a result of the Reorganization.

Q.	What information did the Target Funds’ Board consider when evaluating each Reorganization?

A.    The Board of the Trust considered each Reorganization proposed by NTI and approved the Plan with respect to each Target Fund. In considering the Plan, the Board of the Trust requested and received detailed information from the officers of the Trust, and representatives of NTI, regarding each Reorganization, including: (1) the benefits of an ETF structure and the appeal to investors of offering the investment strategy of the Target Funds as ETFs; (2) the investment objectives, investment strategies, and fundamental investment policies of the Target Funds and the Acquiring Funds; (3) a comparison of the fees and expenses of the Target Funds and the Acquiring Funds, including the potential benefits of the Acquiring Funds’ unitary fee structure; (4) the proposed plans for ongoing management, distribution, and operation of the Acquiring Funds; (5) the management and business of NTI and its affiliates; (6) the impact of the Reorganization on the Target Funds and shareholders of the Target Funds, including different subsets of Target Fund shareholders; and (7) the specific terms of the Plan.

Q.	Why are the Reorganizations occurring?

A.    NTI proposed that each Target Fund be reorganized into a corresponding Acquiring Fund because of certain benefits associated with the ETF structure, which NTI believes will better serve the interests of Target Funds’ shareholders. These shareholder benefits include lower expenses, additional trading flexibility, increased transparency and the potential for enhanced tax efficiency. Each Acquiring Fund will pursue substantially similar investment objectives and investment strategies as its corresponding Target Funds but in the ETF structure.

Q.	How will a Reorganization affect me as a shareholder?

A.    If a Reorganization is consummated, you will cease to be a shareholder of the corresponding Target Fund. In order to receive shares of the corresponding Acquiring Fund as part of the Reorganization, you must hold your shares of a Target Fund through a brokerage account or retirement plan that can accept shares of an ETF (an Acquiring Fund). We recommend that you establish a brokerage account at least one month before the applicable Reorganization Date. If you hold your shares of a Target Fund through a brokerage account or retirement plan that can accept shares of an ETF, upon completion of the Reorganization, you will own shares of the corresponding Acquiring Fund offered as an ETF having an equivalent value based equal to the aggregate NAV of the Target Fund you owned when the Reorganization happened, less any cash received in lieu of fractional shares. Shares of the Acquiring Funds are not issued in fractional shares. As a result, shareholders who hold fractional shares of a Target Fund will have such fractional shares redeemed at NAV on the applicable Reorganization Date resulting in a small cash payment, which would be taxable. If you do not have a brokerage account or retirement plan that can accept shares of the corresponding Acquiring Fund, the shares will be liquidated and you will receive cash equal in value to the NAV of your Target Fund Shares.

After a Reorganization, individual shares of the Acquiring Funds may only be purchased and sold on NYSE Arca (except for the Northern Trust Tax-Advantaged Ultra-Short Income ETF, which will be traded on Nasdaq), other national securities exchanges, electronic crossing networks and other alternative trading systems. Should you decide to purchase or sell shares in the Acquiring Funds after the Reorganization, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices. Because each of the Acquiring Funds’ shares trade at market prices rather than at NAV, Acquiring Fund shares may trade at a price less than (a discount) or greater than (a premium) each Fund’s NAV. As with all ETFs, your broker may charge a commission for purchase and sales transactions, although ETFs trade with no transaction fees (“NTF”) on many platforms.

Q.	Am I being asked to vote on a Reorganization?

A.    No. Shareholders of the Target Funds are not required to approve a Reorganization under state or federal law, the 1940 Act, or the organizational documents governing a Target Fund. We are not asking you for a proxy and you are requested not to send us a proxy.

Q.	Will a Reorganization affect the way my investments are managed?

A.    No. NTI is the Investment Adviser of each of the Target Funds and will continue to serve as the Investment Adviser to each of the Acquiring Funds. The same individuals currently responsible for the day-to-day portfolio management of the corresponding Target Fund will continue to be responsible for the day-to-day portfolio management of its corresponding Acquiring Fund. Additionally, each Acquiring Fund will be managed with substantially similar investment objectives, strategies, and risks, and the same fundamental investment policies currently used by its corresponding Target Fund.

Q.	Will the fees and expenses of an Acquiring Fund be less than the fees and expenses of its corresponding Target Fund?

A.    Yes. Following a Reorganization, each Acquiring Fund is expected to have a lower total expense ratio than its corresponding Target Fund.

Q.	Are there any differences in risks between a Target Fund and its corresponding Acquiring Fund?

A.    Yes. The risks associated with an investment in a Target Fund and its corresponding Acquiring Funs are substantially

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similar, except that each Acquiring Fund is subject to certain risks unique to operating as an ETF, and certain Acquiring Funds are subject to certain other risks as described below, including high portfolio turnover risk and calculation methodology risk, as applicable. Each Acquiring Fund is subject to secondary market trading risks, Authorized Participants risk, including market making and liquidity providers concentration risk, and risks relating to shares trading at prices other than NAV. Additionally, following a Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund shares in the secondary market that shareholders do not experience as shareholders of a Target Fund. We discuss these risks later in the Information Statement/Prospectus. For more information comparing the risk of the Target Funds and Acquiring Funds, see the section of the Information Statement/Prospectus titled: “COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISK AND FUNDAMENTAL INVESTMENT RESTRICTIONS.”

Q.    What are some features of ETFs that differ from mutual funds?

A.    The following are some unique features of ETFs as compared to mutual funds:

Transparency. Each Acquiring Fund will be a transparent ETF that operates with full transparency of its portfolio holdings. Following the Reorganization, each Acquiring Fund, like other transparent ETFs, will make its portfolio holdings public each day. This holdings information, along with other information about the Acquiring Funds, will be found on the Northern Funds website at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

Enhanced Tax Efficiency. Shareholders of each Target Fund may experience greater tax efficiency with the ETF structure, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure.

Sales on an Exchange throughout the Day. ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated NAV per share at the end of the trading day. This means that when a shareholder decides to purchase or sell shares of the ETF, the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade. The market price of the ETF may be higher or lower than the ETF’s NAV per share, and might not be the same as the ETF’s next calculated NAV at the close of the trading day.

Sales only through a Broker. Unlike a mutual fund’s shares, individual shares of ETFs, like the Acquiring Funds, are not purchased or sold at NAV directly with the Acquiring Funds. Individual shares of the Acquiring Funds may only be purchased and sold through a broker at market prices. When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs trade with no transaction fees on many platforms. In addition, a shareholder of ETFs, such as the Acquiring Funds, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV, shares of an ETF, like the Acquiring Funds, may trade at a price less than (discount) or greater than (premium) the Fund’s NAV. The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors, rather than an ETF’s NAV, which is calculated at the end of each business day. It is possible that an ETF’s “authorized participants” may not engage in creation or redemption transactions which could cause the Acquiring Funds’ shares to trade at a discount to NAV and possibly face trading halts and/or delisting.

Q.    When are the Reorganizations expected to occur?

A.    NTI is currently anticipating Reorganization Dates on or about [February 26, 2027] for the Stock Index Fund, Mid Cap Index Fund and Small Cap Index Fund, and [March 5, 2027] for the Tax-Advantaged Ultra-Short Fixed Income Fund and International Equity Index Fund.

Q.    Will shareholders have to pay any sales load, commission or other similar fee in connection with a Reorganization?

A.    No. Shareholders will not pay any sales load, commission or other similar fee in connection with the receipt of Acquiring Fund shares from a Reorganization.

Q.	Who will pay the costs in connection with a Reorganization?

A.    The expenses related to each Reorganization, including the costs associated with the delivery of this Information Statement/Prospectus, will be paid by NTI. Brokerage fees and expenses related to the disposition of a Target Fund’s assets to raise cash to pay redemption proceeds to shareholders that are not eligible to hold Shares of a corresponding Acquiring Fund are in addition to the estimated expenses related to the Reorganizations discussed above and will be paid by each Target Fund.

Q.	Will a Reorganization result in any U.S. federal tax liability?

A.    Each Reorganization is designed to be treated as tax-free reorganizations for U.S. federal income tax purposes. However, as part of the Reorganization, all shareholders who hold fractional shares will receive cash compensation for fractional shares of a Target Fund that they hold. The redemption of these fractional shares will likely be a taxable event, albeit a small one. Shareholders should consult their tax advisors about possible state and local tax considerations with respect to the Reorganization, if any, because the information about tax consequences in this document relates only to the U.S. federal income tax consequences of the Reorganization.

Q.	Can I purchase, redeem or exchange shares of a Target Fund before a Reorganization takes place?

A.    Yes. Purchase orders, exchange orders, and redemption orders will only be accepted by the Funds until the dates set forth below:

Target Fund	Recommended Date to Convert to Brokerage Account	Final Date to Purchase Fund Shares	Final Date to Redeem Fund Shares or Exchange Fund Shares for Shares of Another Northern Mutual Fund
Small Cap Index Fund	[January 26, 2027]	[February 24, 2027]	[February 25, 2027]
Stock Index Fund	[January 26, 2027]	[February 24, 2027]	[February 25, 2027]
Mid Cap Index Fund	[January 26, 2027]	[February 24, 2027]	[February 25, 2027]
International Equity Index Fund	[February 5, 2027]	[March 3, 2027]	[March 4, 2027]
Tax-Advantaged Ultra-Short Fixed Income Fund	[February 5, 2027]	[March 3, 2027]	[March 4, 2027]

Any shares not redeemed before the date of the Reorganization, which is expected to be on or about the close of business on [February 26, 2027] for the Stock Index Fund, Mid Cap Index Fund and Small Cap Index Fund, and on or about the close of business on [March 5, 2027] for the Tax-Advantaged Ultra-Short Fixed Income Fund and International Equity Index Fund, will be exchanged for shares of the Acquiring Funds. Please note that prior to the closing of each Reorganization, investors may purchase and redeem shares of the Target Funds at the NAV of the Target Funds. Following the closing of each Reorganization, investors may purchase Acquiring Fund shares on an exchange at market prices.

Any changes to the Reorganization Dates will be communicated to shareholders.

If you do not want to receive shares of an Acquiring Fund in connection with a Reorganization, you can exchange your Target Fund shares for shares of another Northern mutual fund that is not participating in a Reorganization or redeem your Target Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. If you hold your shares in a taxable account, redemption of your Target Fund shares will be a taxable event, and you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q.	What do I need to do to prepare for a Reorganization?

A.    It is important for you to determine whether you hold your shares of a Target Fund in a type of account that can accommodate the receipt of the corresponding ETF shares that will be received in a Reorganization. If you hold your shares of a Target Fund in an account directly with a Target Funds at the Target Fund’s transfer agent or in a brokerage account or retirement plan with a financial intermediary that only allows you to hold mutual fund shares, you will need to set up a brokerage account or retirement plan that allows investment in ETF shares. A separate Q&A is provided to help you determine your account type and provide information about changing your type of account if necessary.

If shares are held in an account that cannot accept ETF shares at the time of the Reorganization of a Target Fund, shares of the corresponding Acquiring Fund received in the Reorganization will be liquidated and you will receive cash equal in value to the NAV of your Target Fund Shares. The conversion of shares of the Acquiring Funds to cash may be subject to fees and expenses and will be a taxable event.

For Target Fund shareholders currently holding paper certificates, each Target Fund, in its discretion, may deem it necessary to retire all outstanding paper share certificates and convert your shares into electronic format, which format is commonly referred to as “book entry” format. Shares held in “book entry” form have all of the same rights and privileges as shares held in certificate form, and allow for convenient electronic share transactions, such as telephone or online exchanges and redemptions. Please note that this operational exercise does not in any way change your ownership rights or the value of your investment. Impacted investors will receive a letter prior to any such action. If you have pledged your certificates as collateral for any purpose, such as a bank loan, you may be required to notify the lending party holding the certificates of this conversion.

Q.	Whom do I contact for further information?

A.    You can contact your financial advisor or other financial intermediary for further information. You also may contact Northern by calling 1-800-595-9111 or by sending an email request to: northern-funds@ntrs.com.

Important additional information about each Reorganization is set forth in the accompanying Information Statement/Prospectus. Please read it carefully.

IMPORTANT NOTICE ABOUT YOUR ACQUIRING FUND ACCOUNT

The following are common questions about each proposed Reorganization, including a description of required actions for shareholders who hold shares of a Target Fund in accounts that cannot hold ETF shares and should be read carefully.

This section contains a brief Q&A which provides information to help you to determine if you need to take action with respect to your shareholder account prior to a Reorganization in order to receive shares of an Acquiring Fund.

Q.	What types of shareholder accounts can receive shares of an Acquiring Fund as part of the Reorganization?

A. If you hold your shares of a Target Fund in a brokerage account or retirement plan that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will be eligible to receive shares of the corresponding Acquiring Fund in the Reorganization. No further action is required.

Q. What types of shareholder accounts cannot receive shares of an Acquiring Fund as part of the Reorganization?

A. The following account types cannot hold shares of ETFs:

Non-Accommodating Brokerage Accounts—If you hold your shares of a Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in Acquiring Fund shares.

Non-Accommodating Retirement Accounts—If you hold your shares of a Target Fund through an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the applicable Reorganization or, if applicable, your financial intermediary may transfer your investment in a Target Fund to a different investment option prior to the applicable Reorganization.

Fund Direct Accounts—If you hold your shares of a Target Fund in an account directly with a Target Fund at its transfer agent, The Northern Trust Company (a “Fund Direct Account”), you should transfer your shares of such Target Fund to a brokerage account that can accept shares of the corresponding Acquiring Fund one month prior to the Reorganization. You have a Fund Direct Account if you receive quarterly account statements directly from the Fund and not from a third-party broker-dealer.

If you are unsure about the ability of your account to accept shares of an Acquiring Fund, please contact your financial advisor or other financial intermediary.

Q.    How do I transfer my Target Fund shares from a Fund direct account to a brokerage account that will accept Acquiring Fund shares?

A.    If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept shares of an ETF, such as an Acquiring Fund. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Fund. Your broker will require your account number with the Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Fund’s transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better. We recommend that you establish a brokerage account at least one month before the applicable Reorganization Date.Q. How do I transfer my Target Fund shares from a Non-Accommodating Brokerage Account to a Brokerage Account that will accept Acquiring Fund shares?

A.    The broker where you hold your Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

Q.  What will happen if I do not have a brokerage account that can accept Acquiring Fund shares at the time of the Reorganization?

A.  In order to receive shares of an Acquiring Fund as part of the applicable Reorganization, you must hold your shares of the Target Fund through a brokerage account that can accept shares of an ETF (an Acquiring Fund). We recommend that you establish a brokerage account at least one month before the applicable Reorganization Date.

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Non-Accommodating Brokerage Accounts. If you hold your shares of a Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the applicable Reorganization, you will not receive shares of an Acquiring Fund as part of such Reorganization. Instead, your investment will be liquidated in the applicable Reorganization, and you will receive cash equal in value to the NAV of your Fund shares, which may be a taxable transaction to you.

•

Non-Accommodating Retirement Accounts. If you hold your shares of a Target Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the applicable Reorganization or, if applicable, your financial intermediary may transfer your investment in the Fund to a different investment option prior to the applicable Reorganization Date. If you do not redeem or exchange the Target Fund shares held in your IRA account or group retirement plan, your investment will be liquidated in the applicable Reorganization and you will receive cash equal in value to the NAV of your Target Fund shares. If your IRA account or group retirement plan is unable to hold cash, this liquidation may be treated as a distribution which may be taxable to you, and may result in withholdings and/or penalties, unless you reinvest the distribution in an eligible retirement rollover retirement account within 60 days. Contact your tax advisor to discuss the consequences of the applicable Reorganization for your IRA or group retirement plan account.

•

Fund Direct Accounts. If you hold your shares of a Target Fund in a Fund Direct Account, including a Fund Direct IRA account, you should transfer your shares of the Fund to a brokerage account that can accept shares of an Acquiring Fund one month prior to the applicable Reorganization Date. If such a change is not made before the applicable Reorganization, you will not receive shares of the corresponding Acquiring Fund as part of the applicable Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares which may be a taxable transaction to you, and may result in withholdings and/or penalties, unless you reinvest the distribution in an eligible rollover retirement account within 60 days. Contact your tax advisor to discuss the consequences of the Reorganization for your IRA or group retirement plan account.

In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax. It may take time for you to receive your cash. Please consult with your financial intermediary or tax adviser for more information on the impact that the Reorganization will have on you and your investments.

Q.	What if I do not want to own shares of an Acquiring Fund?

A.    If you do not want to receive shares of an Acquiring Fund in connection with the applicable Reorganization, you can exchange your Target Fund shares for the Shares Class of another Northern Funds mutual fund, or redeem your Target Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Redemption of your Target Fund shares will be a taxable event if you hold your shares in a taxable account. The last date to redeem your shares or exchange them into another Northern Funds mutual fund prior to the Reorganization is set forth above on page [vii]:

These dates may change if the Reorganization Date changes. Any changes to a Reorganization Date will be communicated to shareholders.

x

INFORMATION STATEMENT/PROSPECTUS

TABLE OF CONTENTS

THE REORGANIZATIONS	4
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS	5
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of each Target Fund compare against its Acquiring Fund?	5
How do the principal investment risks of each Target Fund compare to its corresponding Acquiring Fund?	12
Comparison of the Funds’ Portfolio Turnover	21
INFORMATION ABOUT THE FUNDS	22
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganizations?	22
How can I compare the costs of investing in shares of a Target Fund with the cost of investing in shares of its corresponding Acquiring Fund?	25
What are the general tax consequences of the Reorganizations?	26
Who manages the Funds?	27
How do the performance records of the Funds compare?	28
How do purchase, sale, and exchange procedures of the Funds compare?	31
Where can I find more financial information about the Funds?	32
WHAT ARE OTHER KEY FEATURES OF THE FUNDS?	32
REASONS FOR THE REORGANIZATIONS	34
INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN	36
How will the Reorganizations be carried out?	36
Who will pay the expenses of the Reorganizations?	36
What are the tax consequences of the Reorganizations?	36
What should I know about shares of the Target Fund and Acquiring Fund?	38
What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?	39
Do the Trustees and Officers own shares of the Funds?	40
Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?	40
MORE INFORMATION ABOUT THE FUNDS	41
EXHIBIT A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
EXHIBIT B – FINANCIAL HIGHLIGHTS	B-1

SUBJECT TO COMPLETION

THE INFORMATION IN THIS INFORMATION STATEMENT/ PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS INFORMATION STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

STOCK INDEX FUND

MID CAP INDEX FUND

SMALL CAP INDEX FUND

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

INTERNATIONAL EQUITY INDEX FUND

50 South LaSalle Street

P.O. Box 75986

Chicago, Illinois 60675-5986

800-595-9111

INFORMATION STATEMENT/PROSPECTUS

Dated [__], 2026

Acquisition of the Assets of the following target funds (each a series of Northern Funds) by and in exchange for shares of the following acquiring funds (each a series of Northern Funds):

Target Fund	Acquiring Fund
STOCK INDEX FUND Shares Class (NOSIX)	NORTHERN TRUST MSCI US 500 ETF NYSE Arca ([TICKER])
MID CAP INDEX FUND Shares Class (NOMIX)	NORTHERN TRUST MSCI US 400 ETF NYSE Arca ([TICKER])
SMALL CAP INDEX FUND Shares Class (NSIDX)	NORTHERN TRUST MSCI US 2000 ETF NYSE Arca ([TICKER])
INTERNATIONAL EQUITY INDEX FUND Shares Class (NOINX)	NORTHERN TRUST MSCI EAFE ETF NYSE Arca ([TICKER])
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND Shares Class (NTAUX)	NORTHERN TRUST TAX-ADVANTAGED ULTRA-SHORT INCOME ETF Nasdaq ([TICKER])

This Information Statement/Prospectus is being furnished to shareholders of the Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, International Equity Index Fund and Tax-Advantaged Ultra-Short Fixed Income Fund (each, a “Target Fund,” and together, the “Target Funds”). The Target Funds will each be converted into newly created exchange-traded funds (“ETF”) (each, an “Acquiring Fund,” and together, the “Acquiring Funds”) that each have substantially similar investment objectives, strategies, and risks as the corresponding Target Fund (each, a “Reorganization,” and together, the “Reorganizations”). The chart below lists the name of each Target Fund, the corresponding Acquiring Fund, and the Reorganization Date on or about which each Reorganization will occur.

Target Fund	Acquiring Fund	Reorganization Date
Stock Index Fund	Northern Trust MSCI US 500 ETF	[February 26, 2027]
Mid Cap Index Fund	Northern Trust MSCI US 400 ETF	[February 26, 2027]

Target Fund	Acquiring Fund	Reorganization Date
Small Cap Index Fund	Northern Trust MSCI US 2000 ETF	[February 26, 2027]
International Equity Index Fund	Northern Trust MSCI EAFE ETF	[March 5, 2027]
Tax-Advantaged Ultra-Short Fixed Income Fund	Northern Trust Tax-Advantaged Ultra-Short Income ETF	[March 5, 2027]

The Target Funds and Acquiring Funds together are referred to as the “Funds.” Northern Funds is referred to as the “Trust”. Both the Acquiring Funds and Target Funds are series of the Trust.

Pursuant to an Agreement and Plan of Reorganization (“Plan”): (i) all of the property and assets (“Assets”) of each Target Fund will be acquired by its corresponding Acquiring Fund, and (ii) the Trust, on behalf of each Acquiring Fund, will assume the liabilities of its corresponding Target Fund, in exchange for shares of the Acquiring Fund. According to the Plan, each Target Fund will be liquidated and dissolved following its Reorganization. The Board of Trustees of the Trust (the “Board”) has approved the Plan and Reorganization. Shareholders of each Target Fund is not required to and are not being asked to approve the Plan or the Reorganization.

Pursuant to the Plan, holders of each Target Fund’s shares will have their shares exchanged at net asset value (“NAV”) for ETF shares of equal value of their corresponding Acquiring Fund, less any cash received in lieu of fractional shares.

After the completion of the Reorganization, each Acquiring Fund would operate with the same investment restrictions, and portfolio managers as its corresponding Target Fund, and with substantially similar investment objectives, strategies, and risks as its corresponding Target Fund, and the corresponding Target Fund’s past performance and financial history would be adopted by the Acquiring Funds.

Each Fund is a diversified series of the Trust. Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”) serves as the investment adviser for the Funds.

This Information Statement/Prospectus sets forth the information that you should know about the Reorganizations. You should retain this Information Statement/Prospectus for future reference. A Statement of Additional Information dated [__], 2026 (the “SAI”), relating to this Information Statement/Prospectus, contains additional information about the Acquiring Funds and the Reorganizations, and has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.

The prospectus of the Acquiring Funds (“Acquiring Funds’ Prospectus”) accompanies this Information Statement/Prospectus, is incorporated by reference herein and is intended to provide you with information about the Acquiring Funds. The prospectus of the Target Funds (“Target Funds’ Prospectus”), as supplemented to date, provides additional information about the Target Funds and is incorporated herein by reference. Relevant information about the Target Funds’ Prospectus and Acquiring Funds’ Prospectus is as follows:

Target Funds’ Prospectus	Acquiring Funds’ Prospectus
Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, International Equity Index Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund – dated July 31, 2026 (1933 Act File No. 33-73404)	Northern Trust MSCI US 500 ETF, Northern Trust MSCI US 400 ETF, Northern Trust MSCI US 2000 ETF, Northern Trust MSCI EAFE ETF and Northern Trust Tax-Advantaged Ultra-Short Income ETF, – dated [ ], 2026 (1933 Act File No. 33-73404)

You can request a free copy of the Target Funds’ Prospectus, SAI, Annual Report, Semiannual Report, or other information such as the Target Funds’ financial statements by writing to the Target Funds at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-800-595-9111 or by sending an email request to: northern-funds@ntrs.com.

You may also request free copies of each Acquiring Fund’s Prospectus and SAI by writing to the Acquiring Funds at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-855-353-9383 or by sending an email request to: NorthernTrustETF@acaglobal.com. Because the Acquiring Funds have not yet commenced operations, no shareholder reports are available for the Acquiring Funds.

Additional information about each Fund can be viewed online from the EDGAR database without charge on the SEC’s internet site at www.sec.gov.

WE ARE NOT ASKING YOU FOR A PROXY

AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

THE REORGANIZATIONS

The Board received presentations from NTI and considered the Reorganizations at meetings of the Board held on July 7, 2026 and August 19-20, 2026. At a meeting held on September 24, 2026, the Board, including a majority of the Trustees of the Board who are not “interested persons” (“Independent Trustees”) as defined by the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of each of the Target Funds, considered the Reorganizations, and approved the Plan.

Each Reorganization will result in your Target Fund shares being exchanged for the corresponding Acquiring Fund shares equal in value (but having a different price per share) to your Target Fund shares. In particular, shareholders of a Target Fund will have their shares exchanged at NAV for whole ETF shares of equal value of the corresponding Acquiring Fund, less any cash received in lieu of fractional shares. This means that you will cease to be a Target Fund shareholder and will become a shareholder of the corresponding Acquiring Fund. This exchange, with respect to each Reorganization will occur on a date agreed upon by the parties to the Plan. Each Reorganization is currently anticipated to occur on the corresponding Reorganization Date.

For the following reasons and the reasons set forth below under “Reasons for the Reorganization,” the Board of the Trust has determined that each Reorganization is in the best interests of each Target Fund and its shareholders. The Board has also determined that the interests of the existing shareholders of each Target Fund will not be diluted as a result of the corresponding Reorganization, based upon information provided to the Board. In making these determinations, the Board noted the recommendation of NTI, the Funds’ investment adviser, and considered the following, among other factors:

(i)	shareholders will benefit from the ETF structure and the appeal to investors of offering the investment strategy of each Target Fund as an ETF;

(ii)

each Acquiring Fund and its corresponding Target Fund have identical fundamental investment restrictions, and have substantially similar investment objectives, principal investment strategies, and principal risks, except that each Acquiring Fund is subject to certain ETF-specific risks, and certain additional risks as described below;

(iii)	each Acquiring Fund and its corresponding Target Fund have the same portfolio management team;

(iv)	each Acquiring Fund’s overall total expense ratio is expected to be lower than the corresponding Target Fund’s;

(v)

that NTI’s proposed unitary fee structure for the Acquiring Funds could benefit shareholders, because NTI, as the Acquiring Funds’ Investment Adviser, will be obligated under the investment advisory agreement to pay the Acquiring Funds’ ordinary operating expenses (with limited exceptions) without any increase in the management fee paid by shareholders, likely reducing the Acquiring Funds’ risks with respect to a future increase in expenses, since such future increases would likely be borne by NTI;

(vi)

the Plan was designed such that each Reorganization would be tax-free Reorganizations and the shares of an Acquiring Fund that would be received by the shareholders of the corresponding Target Fund in each exchange will be equal in aggregate NAV to the aggregate NAV of their shares of the Target Fund as of Reorganization Date, less any cash received in lieu of fractional shares;

(vii)	the plans for the ongoing management, distribution, and operation of the Acquiring Funds as ETFs will benefit tax conscious shareholders;

(viii)	shareholders will benefit from reduced operating costs and minimized transaction costs;

(ix)

shareholders will benefit from secondary market liquidity of the Acquiring Funds in that the Acquiring Funds will be priced in real time, and shareholders will be able to purchase and sell shares of the Acquiring Funds throughout the trading day on the secondary market;

(x)	shareholders will benefit from full daily transparency into the underlying portfolio holdings of the Acquiring Funds;

(xi)

shareholders of each Target Fund must have a brokerage account or retirement plan that is permitted to hold ETF shares, or establish such an account prior to the Reorganization, in order to receive shares of the corresponding Acquiring Fund;

(xii)

shareholders with accounts that cannot hold ETF shares will receive cash in lieu of ETF shares, which will likely be a taxable event for such shareholders, and which could generate realized gains payable to shareholders that would also be a taxable event;

(xiii)

the Acquiring Funds do not issue fractional shares so for some shareholders, fractional shares of their Target Fund will be redeemed at NAV on the corresponding Reorganization Date and result in a small cash payment, which will be a taxable event;

(xiv)	a vote of shareholders of each of the Target Funds is not required under the Trust’s governing documents or the 1940 Act; and

(xv)	shareholders of the Target Funds may redeem or exchange their shares of the Target Funds prior to the Reorganization if the shareholders do not wish to hold shares of an ETF.

The Board also considered that each Reorganization met the conditions under Rule 17a-8 under the 1940 Act to be consummated without the vote of shareholders of a Target Fund or its corresponding Acquiring Fund.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS

How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of each Target Fund compare against its Acquiring Fund?

This section will help you compare the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of each Target Fund and its corresponding Acquiring Fund. More complete information may be found in the Funds’ Prospectuses and SAIs. For a complete description of each Acquiring Fund’s investment objectives, investment strategies, and risks, you should read the Acquiring Fund’s Prospectus.

In anticipation of its Reorganization, each Target Fund may temporarily not meet its investment objective and/or may deviate from its principal investment strategies in advance of the closing of the Reorganization.

Investment Objectives. Each Target Fund and its corresponding Acquiring Fund has substantially similar or identical investment objectives, as described in each of their Prospectuses, and included in the table below. Each Fund’s investment objective is nonfundamental and may be changed without shareholder approval.

Stock Index Fund The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.	Northern Trust MSCI US 500 ETF The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI US 500 Index.
Mid Cap Index Fund The Fund seeks to provide investment results approximating the overall performance of the common	Northern Trust MSCI US 400 ETF The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI US 400 Index.

stocks included in the Standard & Poor’s MidCap 400® Composite Stock Price Index.
Small Cap Index Fund The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000® Index.	Northern Trust MSCI US 2000 ETF The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI US 2000 Index.
International Equity Index Fund The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE Index.	Northern Trust MSCI EAFE ETF The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI US EAFE Index.

Tax-Advantaged Ultra-Short Fixed Income Fund

The Fund seeks to maximize total return (capital appreciation and income), adjusted for the federal maximum tax rate, to the extent consistent with preservation of principal.

Northern Trust Tax-Advantaged Ultra-Short Income ETF

The Fund seeks to maximize total return (capital appreciation and income), adjusted for the federal maximum tax rate, to the extent consistent with preservation of principal.

Principal Investment Strategies. The Target Funds and the Acquiring Funds employ substantially similar principal investment strategies in seeking to achieve their respective investment objectives, as described in each of their Prospectuses, as supplemented to date, and included below.

Each of the Target Funds and Acquiring Funds are classified as “diversified.” No Fund will concentrate its investments in any one industry [except to the extent that the Fund’s underlying index is concentrated, as applicable].

The following discussion highlights the similarities and certain differences in the principal investment strategies of the Target Funds and the Acquiring Funds.

Stock Index Fund

80% Investment Policy. Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the S&P 500® Index (the “S&P 500® Index” or the “Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures approved by the Commodity Futures Trading Commission.

Index Description. The S&P 500® Index is a free float-adjusted market capitalization index consisting of 503 stocks and is a widely recognized measure of large-cap U.S. equities. As of May 29, 2026, the approximate

Northern Trust MSCI US 500 ETF

80% Investment Policy. Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the MSCI US 500 Index (the “Underlying MSCI US 500 Index” or the “Underlying Index”), in weightings that approximate the relative composition of the securities contained in the Underlying Index, and in Index futures approved by the Commodity Futures Trading Commission.

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Underlying Index.

Index Description. The Underlying Index is a free float adjusted market capitalization weighted index designed to measure the performance of the securities of the largest 500 issuers, based on descending full issuer market capitalization within the eligible US market market capitalization of the companies in the Index was between $5.52 billion to $5.13 trillion. It is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Index.

The Index is created and sponsored by S&P® Dow Jones Indices (“S&P”), as the index provider. S&P determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. S&P does not endorse any of the securities in the Index. It is not a sponsor of the Stock Index Fund and is not affiliated with the Fund in any way. The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Index).

universe, as determined by the index provider. As of July 31, 2026, the Underlying Index included 507 stocks and the approximate market capitalization of the companies in the Underlying Index was between $1.23 billion to $4.63 trillion. The Underlying Index is reviewed quarterly. The Fund generally rebalances its portfolio in accordance with the Underlying Index.

The Underlying Index is created and sponsored by MSCI Inc. (“MSCI”), as the index provider.

The funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Statement of Additional Information (“SAI”) contains a more detailed description of the limited relationship MSCI has with The Northern Trust Company and any related funds.

Mid Cap Index Fund

80% Investment Policy. Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the S&P MidCap 400® Index (the “S&P MidCap 400® Index” or the “Index”), in weightings that approximate the relative composition of securities contained in the Index, and in S&P MidCap 400® Index futures approved by the Commodity Futures Trading Commission.

Index Description. The S&P MidCap 400® Index is a free float-adjusted market capitalization index consisting of 400 mid-capitalization stocks. As of May 29, 2026, the approximate market capitalization of the companies in the Index was between $980.4 million and $55.4 billion. It is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Index.

The Index is created and sponsored by S&P, as the index provider. S&P determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. S&P does not endorse any of the securities in the Index. It is not a sponsor of the Mid Cap Index Fund and is not affiliated with the Fund in any way.

Northern Trust MSCI US 400 ETF

80% Investment Policy. Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the MSCI US 400 Index (the “Underlying MSCI US 400 Index” or the “Underlying Index”), in weightings that approximate the relative composition of the securities contained in the Underlying Index, and in Index futures approved by the Commodity Futures Trading Commission.

Index Description. The Underlying Index is a free float adjusted market capitalization weighted index designed to measure the performance of the securities of the 400 issuers ranked 501 through 900, based on descending full issuer market capitalization, from the eligible US market universe, as determined by the index provider. As of July 31, 2026, the Underlying Index included 400 stocks and the approximate market capitalization of the companies in the Underlying Index was between $556 million to $28.66 billion. The Underlying Index is reviewed quarterly. The Fund generally rebalances its portfolio in accordance with the Underlying Index.

The Underlying Index is created and sponsored by MSCI Inc. (“MSCI”), as the index provider.

The funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Statement of Additional Information (“SAI”) contains a more detailed description of the limited relationship MSCI has with The Northern Trust Company and any related funds.

Small Cap Index Fund

80% Investment Policy. Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Russell 2000® Index (the “Russell 2000® Index” or the “Index”), in weightings that approximate the relative composition of securities contained in the Index, and in Index futures approved by the Commodity Futures Trading Commission.

Index Description. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Index is a subset of the Russell 3000® Index, which is designed to represent approximately 98% of the investable US equity market. It includes approximately 2,000 of the smallest securities in the Russell 3000® Index based on a combination of their market capitalization and current index membership, and represents approximately 5% of the total market capitalization of the Russell 3000® Index. As of May 31, 2026, the approximate median market capitalization of the companies in the Index was $1.12 billion. The Index is rebalanced semi-annually. The Fund generally rebalances its portfolio in accordance with the Index.

The Index is created and sponsored by Frank Russell Company (“Russell”), as the index provider. Russell determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Russell does not endorse any of the securities in the Index. It is not a sponsor of the Small Cap Index Fund and is not affiliated with the Fund in any way.

Northern Trust MSCI US 2000 ETF

80% Investment Policy. Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the MSCI US 2000 Index (the “Underlying MSCI US 2000 Index” or the “Underlying Index”), in weightings that approximate the relative composition of the securities contained in the Underlying Index, and in Index futures approved by the Commodity Futures Trading Commission.

Index Description. The Underlying Index is a free float adjusted market capitalization weighted index designed to measure the performance of the securities of the 2000 issuers ranked 1001 through 3000, based on descending full issuer market capitalization within the eligible US market universe, as determined by the index provider. As of July 31, 2026, the Underlying Index included 1,981 stocks and the approximate market capitalization of the companies in the Underlying Index was between $7.7 million to $9.3 billion. The Underlying Index is reviewed quarterly. The Fund generally rebalances its portfolio in accordance with the Underlying Index.

The Underlying Index is created and sponsored by MSCI Inc. (“MSCI”), as the index provider.

The funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Statement of Additional Information (“SAI”) contains a more detailed description of the limited relationship MSCI has with The Northern Trust Company and any related funds.

International Equity Index Fund

80% Investment Policy. Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the MSCI EAFE Index (the “MSCI EAFE Index” or the “Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities and Index futures approved by the Commodity Futures Trading Commission.

Index Description. The MSCI EAFE Index captures large and mid-cap representation across 21 Developed Markets countries around the world, as determined by

Northern Trust MSCI EAFE ETF

80% Investment Policy. Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the MSCI US EAFE Index (the “Underlying MSCI US EAFE Index” or the “Underlying Index”), in weightings that approximate the relative composition of the securities contained in the Underlying Index, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities and Index futures approved by the Commodity Futures Trading Commission.

Index Description. The Underlying MSCI US EAFE Index captures large and mid-cap representation across 21 Developed Markets countries around the world, as the index provider, excluding the US and Canada, and covers approximately 85% of the free float-adjusted market capitalization in each country included in the Index as of May 29, 2026. As of May 29, 2026, the Index was comprised of 689 constituents with market capitalizations ranging from $2.08 billion to $627.24 billion. It is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Index.

The Index is created and sponsored by MSCI, as the index provider. MSCI determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. MSCI does not endorse any of the securities in the Index. It is not a sponsor of the International Equity Index Fund and is not affiliated with the Fund in any way.

determined by the index provider, excluding the US and Canada, and covers approximately 85% of the free float-adjusted market capitalization in each country included in the Underlying Index as of May 29, 2026. As of May 29, 2026, the Underlying Index was comprised of 689 constituents with market capitalizations ranging from $2.08 billion to $627.24 billion. It is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Underlying Index.

The Underlying Index is created and sponsored by MSCI Inc. (“MSCI”), as the index provider.

The funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Statement of Additional Information (“SAI”) contains a more detailed description of the limited relationship MSCI has with The Northern Trust Company and any related funds.

Common Policies Among the Stock Index Fund/ Norther Trust MSCI US 500 ETF, Mid Cap Index Fund/ Northern Trust MSCI US 400 ETF, Small Cap Index Fund/Northern Trust MSCI US 2000 ETF and International Equity Index Fund/ Northern Trust MSCI EAFE ETF

NTI uses a “passive” or indexing approach to try to achieve the Target Fund’s and Acquiring Fund’s investment objective. Unlike many investment companies, neither the Target Fund nor Acquiring Fund tries to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the applicable Index or Underlying Index as well as in response to subscriptions and redemptions. Each Target Fund and its corresponding Acquiring Fund generally invests in substantially all of the securities in the applicable Index or Underlying Index in approximately the same proportion as the applicable Index or Underlying Index (i.e., replication). In certain circumstances, however, each Target Fund and its corresponding Acquiring Fund may not hold every security in the applicable Index or Underlying Index or in the same proportion as the applicable Index or Underlying Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the applicable Index or Underlying Index while managing transaction costs and realized capital gains and losses.

Derivatives instruments that provide investment exposure to investments in each Target Fund and its corresponding Acquiring Fund 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Target Fund’s and its corresponding Acquiring Fund’s 80% investment policy.

Each Target Fund and its corresponding Acquiring Fund intends to be diversified in approximately the same proportion as the applicable Index or Underlying Index is diversified. Each Target Fund and its corresponding Acquiring Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the applicable Index or Underlying Index. A “non-diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if a Target Fund or its corresponding Acquiring Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the applicable Index or Underlying Index.

The International Equity Index Fund and Northern Trust MSCI EAFE ETF may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity.

In seeking to track the performance of the applicable Index or Underlying Index, from time to time each Target Fund and its corresponding Acquiring Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors and with respect to the International Equity Index Fund, countries and geographic regions. As of date of this Information Statement/Prospectus, each Target Fund had a focused investment in the following sectors, and countries and geographic regions with respect to the International Equity Index Fund. The corresponding Acquiring Fund has not yet commenced operations.

Target Fund	Sector Focus (countries and geographic regions with respect to the International Equity Index Fund)
Stock Index Fund	Information Technology
Mid Cap Index Fund	Industrials
Small Cap Index Fund	Health care, industrials and financial
International Equity Index Fund	Financials and Industrials/Japan and the European Union

NTI expects that, under normal circumstances, the quarterly performance of the Target Fund and its corresponding Acquiring Fund, before fees and expenses, will track the performance of the applicable Index or Underlying Index within a 0.95 correlation coefficient.

Tax-Advantaged Ultra-Short Fixed Income Fund

The Fund will, under normal circumstances, invest primarily (and not less than 80% of its net assets) in fixed-income securities. These include:

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Obligations of U.S. state and local governments, and foreign governments;

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Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises;

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Commercial paper and other obligations of domestic and foreign banks and corporations;

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Zero coupon bonds, debentures, preferred stock and convertible securities;

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Inflation-indexed securities;

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Mortgage and other asset-backed securities; and

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Repurchase agreements relating to the above instruments.

The Fund invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). Credit ratings are determined at the time of purchase. The Fund’s average portfolio quality is expected to be “A” or better. The Fund will focus primarily on U.S. securities, but may also invest in fixed-income securities of foreign issuers. The Fund’s investments in foreign securities will consist only of U.S. dollar-denominated securities.

The Fund seeks to provide investors in higher tax brackets with more after-tax yield than a money market fund with the potential for capital appreciation. The

Northern Trust Tax-Advantaged Ultra-Short Income ETF The Acquiring Fund has identical policies

Fund is not a money market fund, and its NAV will fluctuate.

The Fund seeks to maximize after-tax returns by pursuing what NTI believes to be the best net after-tax total return opportunities in both taxable and tax-exempt securities for an investor in the maximum federal tax bracket. For example, during certain market cycles a two-year corporate security may offer a significantly higher yield to maturity both gross of taxes and net of the highest federal tax rate versus a two-year tax-exempt municipal security. In this situation, the Fund may purchase the corporate security if a clear net of tax yield advantage can be determined over tax-exempt municipal alternatives. The Adviser will seek to capture such net of tax yield advantages on an opportunistic basis within the Fund’s maturity limitations described below.

The Fund currently anticipates that it will invest at least 50% of its total assets in municipal securities and other related investments, the income from which is exempt from regular U.S. federal income tax.

The Fund is not limited in the amount of its assets that may be invested in alternative minimum tax (“AMT”) obligations (also known as private activity bonds), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT.

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between six and eighteen months. Under normal circumstances, the Fund will invest only in securities with a duration of three years or less at the time of purchase. NTI may adjust the Fund’s holdings based on actual or anticipated changes in interest rates or credit quality, and may shorten the Fund’s duration below six months based on NTI’s interest rate outlook or adverse market conditions.

The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.

In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds, corporate-backed municipal bonds, revenue obligation bonds, and other municipal securities, treasury, agency, asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable net after-tax return in light of these risks.

In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Principal Investment Risks. Investing in any mutual fund or ETF involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The risks associated with an investment in the Target Fund and the Acquiring Fund are substantially similar, except as described below. The principal risks for each Target Fund and Acquiring Fund are identified in the tables below, followed by a summary of each principal risk. Please see each Fund’s prospectus for further information.

How do the principal investment risks of each Target Fund compare to its corresponding Acquiring Fund?

Principal Risk X=Applicable	Stock Index Fund	Northern Trust MSCI US 500 ETF
Market	X	X
Tracking	X	X
Sector	X	X
Information Technology Sector	X	X
Index	X	X
Derivatives	X	X
Futures Contracts	X	X
Non-Diversification	X	X
Securities Lending	X	X
Calculation Methodology		X
Authorized Participant Concentration		X
Market Trading		X

Principal Risk X=Applicable	Mid Cap Index Fund	Northern Trust MSCI US 400 ETF
Market	X	X
Mid Cap Stock	X	X
Tracking	X	X
Sector	X	X
Industrials Sector	X	X
Index	X	X
Derivatives	X	X

Futures Contracts	X	X
Non-Diversification	X	X
Securities Lending	X	X
Calculation Methodology		X
Authorized Participant Concentration		X
Market Trading		X
High Portfolio Turnover		X

Principal Risk X=Applicable	Small Cap Index Fund	Northern Trust MSCI US 2000 ETF
Market	X	X
Mid Cap Stock
Small Cap Stock	X	X
Tracking	X	X
Sector	X	X
Industrials Sector	X	X
Financials Sector	X	X
Health Care Sector	X	X
Index	X	X
Derivatives	X	X
Futures Contracts	X	X
Non-Diversification	X	X
Securities Lending	X	X
Calculation Methodology		X
Authorized Participant Concentration		X
Market Trading		X

Principal Risk X=Applicable	International Equity Index Fund	Northern Trust MSCI EAFE ETF
Market	X	X
Mid Cap Stock	X	X
Foreign Securities	X	X
Depositary Receipts	X	X
Geographic Risk	X	X
Japan Investment	X	X
European Investment	X	X
Tracking	X	X
Sector	X	X
Industrials Sector	X	X
Financials Sector	X	X
Index	X	X
Derivatives	X	X
Futures Contracts	X	X
Valuation	X	X
Non-Diversification	X	X
Securities Lending	X	X
Calculation Methodology		X

Authorized Participant Concentration	X
Market Trading	X

Principal Risk X=Applicable	Tax-Advantaged Ultra-Short Fixed Income Fund	Northern Trust Tax- Advantaged Ultra- Short Fixed Income ETF
Market	X	X
Foreign Securities	X	X
Derivatives	X	X
Futures Contracts	X	X
Securities Lending	X	X
Municipal Investments	X	X
Credit (or Default)	X	X
Interest Rate	X	X
Alternative Minimum Tax	X	X
Management	X	X
Asset-Backed and Mortgage-Backed Securities	X	X
Sovereign Debt	X	X
Zero Coupon or Pay-In-Kind Securities	X	X
Convertible Securities	X	X
Preferred Securities	X	X
Repurchase Agreements	X	X
Debt Extension	X	X
Restricted Securities	X	X
Inflation-Indexed Securities	X	X
Prepayment (or Call)	X	X
U.S. Government Securities	X	X
Authorized Participant Concentration		X
Market Trading		X

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be more volatile than stocks of larger, more established companies, and may lack sufficient market liquidity. Mid-sized companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of mid-sized companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be more volatile than stocks of larger, more established companies, and may lack sufficient market liquidity. Small companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of the Fund’s investments to decline. Foreign banks, agents and securities depositories that hold the Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. As applicable, unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.

DEPOSITARY RECEIPTS RISK Foreign securities may trade in the form of depositary receipts. In addition to investment risks associated with the underlying issuer, depositary receipts may expose the Fund to additional risks associated with non-uniform terms that apply to depositary receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, market risks and the risks of an illiquid market for depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depositary receipts.

GEOGRAPHIC RISK is the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.

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JAPAN INVESTMENT RISK is the risk of investing in securities of Japanese issuers. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could negatively impact Japanese issuers. In recent times, Japan’s economic growth rate has remained low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the securities of Japanese companies held by the Fund.

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EUROPEAN INVESTMENT RISK is the risk that investments in certain countries in the European Union (the “EU”) are susceptible to high political, social, or economic risks due to restrictions on inflation rates, rising debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in local or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, budget deficits and recessions in an EU member country may have significant adverse effects on the economies of the other EU member countries. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would likely place the EU’s currency and banking system in jeopardy and result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s EU investments.

TRACKING RISK is the risk that the Fund’s performance may vary from the performance of the index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors. Market disruptions, regulatory restrictions or other abnormal market conditions could have an adverse effect on the Fund’s ability to adjust its exposure to required levels in order to track its Index or cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index, and, in turn, the Fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing or reconstitution schedule.

SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease.

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INFORMATION TECHNOLOGY SECTOR RISK is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology companies also may be affected adversely by changes in technology, consumer and business purchasing patterns, government scrutiny or regulation, legal action and/or obsolete products or services.

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FINANCIALS SECTOR RISK is the risk that companies in the financials sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital, among other factors.

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INDUSTRIALS SECTOR RISK is the risk that companies in the industrials sector may be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies.

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HEALTH CARE SECTOR RISK is the risk that companies in the health care sector may be negatively affected by scientific or technological developments, research and development costs, increased competition within the health care sector impacting prices and demand for products or services, rapid product obsolescence and patent expirations. The price of securities of health care companies may fluctuate widely due to changes in legislation or other government regulations, including uncertainty regarding health care reform and its long-term impact, reductions in government funding and the unpredictability of winning government approvals.

INDEX RISK is the risk that that the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming, because unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Additionally, the Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

◾

FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

NON-DIVERSIFICATION RISK Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is “diversified” for purposes of the 1940 Act. However, in seeking to track its Index, the Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the obligations or securities of a small portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.

HIGH PORTFOLIO TURNOVER RISK is the risk that active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

MUNICIPAL INVESTMENTS RISK is the risk of a municipal security that generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. The Fund may be more sensitive to adverse economic, business, political or public health developments if it focuses its assets in municipal bonds that are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds), or in municipal securities of a particular state or territory. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. While income earned on municipal securities is generally not subject to federal tax, the failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value. Further, decreased inventories of municipal securities held by brokers and dealers can lessen their ability to make a market in these securities and result in increased municipal security price volatility and trading costs, particularly during periods of economic or market stress.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.

ALTERNATIVE MINIMUM TAX RISK is the risk that a portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK Asset-backed and mortgage-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in the Fund experiencing difficulty selling or valuing these securities. In addition, these securities may not be backed by the full faith and credit of the U.S. government, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Those asset-backed and mortgage-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity, are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed and mortgage-backed securities.

An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity and credit risks are even greater for mortgage pools that include subprime mortgages.

SOVEREIGN DEBT RISK is the risk that the Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

ZERO COUPON OR PAY-IN-KIND SECURITIES RISK The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.

CONVERTIBLE SECURITIES RISK The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. Certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

PREFERRED SECURITIES RISK Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. This risk is magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.

RESTRICTED SECURITIES RISK is the risk that limitations on the resale of restricted securities or other securities exempt from certain registration requirements, such as Rule 144A securities, may have an adverse effect on their marketability and may prevent the Fund from disposing of them promptly or at desirable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.

INFLATION-INDEXED SECURITIES RISK is the risk that interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.

PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

SECURITIES LENDING RISK is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

CALCULATION METHODOLOGY RISK is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Underlying Index guaranteed. A security included in the Underlying Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund’s holdings may not exhibit returns consistent with that characteristic or exposure.

MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Fundamental Investment Restrictions. Each Acquiring Fund has adopted identical fundamental investment restrictions to its corresponding Target Fund, which cannot be changed without approval of a 1940 Act majority vote, as discussed below. The Funds’ fundamental investment restrictions are described below. Please see each Fund’s SAI.

The Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, International Equity Index Fund, Northern Trust MSCI US 500 ETF, Northern Trust MSCI US 400 ETF, Northern Trust MSCI US 2000 ETF, and Northern Trust MSCI EAFE ETF are collectively referred to as the “Index Funds.”

The following are the fundamental investment restrictions applicable to the Funds, which be changed only by a vote of the holders of a majority of the Fund’s outstanding shares . For this purpose, a vote of the holders of a majority of the Fund’s outstanding shares means the approval, at a meeting of Fund shareholders, by the lesser of (1) 67% or more of the Fund’s voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present in person or by proxy or (2) more than 50% of the Fund’s outstanding voting securities.

Each Fund shall not:

(1) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Fund to the extent permitted by law.

(2) Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of REITs or other issuers that deal in real estate or, in the case of the Tax-Advantaged Ultra-Short Fixed Income Fund and the Northern Trust Tax-Advantaged Ultra-Short Income ETF, acquiring mortgage-related securities.

(3) Invest in commodities or commodity contracts, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time; and the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(4) Invest in companies for the purpose of exercising control.

(5) Act as underwriter of securities, except as a Fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

(6) Purchase securities (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry.

(7) Borrow money, except that to the extent permitted by applicable law (a) the Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may purchase securities on margin. If due to market fluctuations or other reasons the Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of the Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Fund will not issue senior securities to the extent such issuance would violate applicable law.

(8) Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

(9) Notwithstanding any of the Fund’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Fund.

For the purposes of Investment Restriction Nos. 1 and 7 above, each Fund has received an exemptive order from the SEC permitting it to participate in lending and borrowing arrangements with affiliates.

In applying Investment Restriction No. 8 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of a Fund’s total assets.

In applying Investment Restriction No. 8 with respect to the Index Funds, it is anticipated that each of the Index Funds will be diversified in approximately the same proportions as the respective index that the Fund uses to measure its performance. Because each of the Index Funds seeks to track the performance of the securities included in its respective index, it is possible that an Index Fund may change from diversified to non-diversified as a result of a change in relative market capitalization or weighting of one or more constituents of the Fund’s index. In such an instance, shareholder approval will not be sought when an Index Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weightings of one or more constituents of the Index Fund’s index.

Comparison of the Funds’ Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. Because the Acquiring Funds have not yet commenced operations, no portfolio turnover rate is available for the Acquiring Funds. Each Target Fund’s portfolio turnover rate for the fiscal years ended March 31, 2025 and March 31, 2026 is included in the table below.

Target Funds	Portfolio Turnover Rate
	Fiscal Year Ended March 31, 2026	Fiscal Year Ended March 31, 2025
Stock Index Fund	3.58%	3.43%
Mid Cap Index Fund	15.97%	16.94%
Small Cap Index Fund	22.10%	20.51%

International Equity Index Fund	17.24%	19.42%
Tax-Advantaged Ultra-Short Fixed Income Fund	93.56%	52.69%

INFORMATION ABOUT THE FUNDS

What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganizations?

Each Acquiring Fund’s total expense ratio is expected to be lower than its corresponding Target Fund. Each Acquiring Fund is expected to experience lower overall expenses as compared to its corresponding Target Fund. For accounting and financial information purposes, each Target Fund will be the accounting survivor of its Reorganization. This means that each Acquiring Fund, as the corporate survivor of its Reorganization, will adopt its corresponding Target Fund’s historical investment performance and accounting history.

Shareholders of each Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold or sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The fees and expenses in the tables appearing below are based on the expenses of a Target Fund as of [March 31, 2026] and the anticipated expenses of an Acquiring Fund during their first year of operation. The fee tables do not reflect the costs associated with a Reorganization. The tables also show the pro forma expenses of each combined Acquiring Fund after giving effect to a Reorganization on each respective Reorganization Date (currently anticipated to occur on or about February 26, 2027 for the Stock Index Fund, Mid Cap Index Fund and Small Cap Index Fund, and March 5, 2027 for International Equity Index Fund and Tax-Advantaged Ultra Short Fixed Income Fund), based on pro forma net assets anticipated immediately following the Reorganization Date. Pro forma numbers are estimated in good faith and are hypothetical. You will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of Target Fund shares from the Reorganization.

The table below shows shareholder fees of each Fund in order to give shareholders an indication of how their historical fees will change upon reorganization of each Target Fund into the corresponding Acquiring Fund.

REORGANIZATION OF STOCK INDEX FUND INTO NORTHERN TRUST MSCI US 500 ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fund	Shareholder Fees (fees paid directly from your investment)	Management Fees	Total Other Expenses	Other Expenses— Transfer Agent Fees and Expenses	Other Expenses— Other Operating Expenses	Total Annual Fund Operating Expenses	Fee Waivers and Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

Stock Index Fund (Shares Class) (Target Fund)	None	0.04%	0.05%	0.04%	0.01%	0.09%	(0.04)%[1]	0.05%

Northern Trust MSCI US 500 ETF (Acquiring Fund)	None	[ ]%[2]	None[3]	None	None	[ ]%	None	[ ]%

Pro Forma Northern Trust MSCI US 500	None	[ ]%[2]	None[3]	None	None	[ ]%	None	[ ]%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
ETF (Acquiring Fund)

REORGANIZATION OF MID CAP INDEX FUND INTO NORTHERN TRUST MSCI US 400 ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fund	Shareholder Fees (fees paid directly from your investment)	Management Fees	Total Other Expenses	Other Expenses— Transfer Agent Fees and Expenses	Other Expenses—Other Operating Expenses	Total Annual Fund Operating Expenses	Fee Waivers and Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

Mid Cap Index Fund (Shares Class) (Target Fund)	None	0.09%	0.07%	0.04%	0.03%	0.16%	(0.06)%[1]	0.10%

Northern Trust MSCI US 400 ETF (Acquiring Fund)	None	[ ]%[2]	None[3]	None	None	[ ]%	None	[ ]%

Pro Forma Northern Trust MSCI US 400 ETF (Acquiring Fund)	None	[ ]%[2]	None[3]	None	None	[ ]%	None	[ ]%

REORGANIZATION OF SMALL CAP INDEX FUND INTO NORTHERN TRUST MSCI US 2000 ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fund	Shareholder Fees (fees paid directly from your investment)	Management Fees	Total Other Expenses	Other Expenses— Transfer Agent Fees and Expenses	Other Expenses—Other Operating Expenses	Total Annual Fund Operating Expenses	Fee Waivers and Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

Small Cap Index Fund (Shares Class) (Target Fund)	None	0.09%	0.07%	0.04%	0.03%	0.16%	(0.06)%[1]	0.10%

Northern Trust MSCI US 2000 ETF (Acquiring Fund)	None	[ ]%[2]	None[3]	None	None	[ ]%	None	[ ]%

Pro Forma Northern Trust MSCI US 2000 ETF (Acquiring Fund)	None	[ ]%[2]	None[3]	None	None	[ ]%	None	[ ]%

REORGANIZATION OF INTERNATIONAL EQUITY INDEX FUND INTO NORTHERN TRUST MSCI EAFE ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fund	Shareholder Fees (fees paid directly from your investment)	Redemption Fees (30 days or less after purchase) (as a percentage of amount redeemed, if applicable))	Management Fees	Total Other Expenses	Other Expenses— Transfer Agent Fees and Expenses	Other Expenses— Other Operating Expenses	Total Annual Fund Operating Expenses	Fee Waivers and Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

International Equity Index Fund (Shares Class) (Target Fund)	None	2.00%	0.09%	0.06%	0.04%	0.02%	0.15%	(0.05)%[1]	0.10%

Northern Trust MSCI EAFE ETF (Acquiring Fund)	None	[ ]%[2]	[ ]%	None	None	[ ]%	None	[ ]%	None

Pro Forma Northern Trust MSCI EAFE ETF (Acquiring Fund)	None	[ ]%[2]	[ ]%	None	None	[ ]%	None	[ ]%	None

REORGANIZATION OF TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND INTO NORTHERN TRUST TAX-ADVANTAGED ULTRA-SHORT INCOME ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fund	Shareholder Fees (fees paid directly from your investment)	Management Fees	Total Other Expenses	Other Expenses— Transfer Agent Fees and Expenses	Other Expenses— Other Operating Expenses	Total Annual Fund Operating Expenses	Fee Waivers and Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

Tax-Advantaged Ultra-Short Fixed Income Fund (Shares Class) (Target Fund)	None	0.23%	0.05%	0.04%	0.01%	0.28%	(0.03)%[1]	0.25%

Northern Trust Tax-Advantaged Ultra-Short Income ETF (Acquiring Fund)	None	[ ]%[2]	None[3]	None	None	[ ]%	None	[ ]%

Pro Forma Northern Trust Tax-	None	[ ]%[2]	None[3]	None	None	[ ]%	None	[ ]%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fund	Shareholder Fees (fees paid directly from your investment)	Management Fees	Total Other Expenses	Other Expenses— Transfer Agent Fees and Expenses	Other Expenses—Other Operating Expenses	Total Annual Fund Operating Expenses	Fee Waivers and Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Advantaged Ultra-Short Income ETF (Acquiring Fund)

1. NTI has contractually agreed to reimburse a portion of the operating expenses of the Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, and International Index Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including (i) acquired fund fees and expenses but excluding extraordinary expenses) do not exceed 0.05%, 0.10%, 0.10% and 0.10%, of the Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, and International Index Fund, respectively. NTI has contractually agreed to reimburse a portion of the operating expenses of the Tax Advantaged Ultra-Short Fixed Income Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Tax Advantaged Ultra-Short Fixed Income Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.25%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. These contractual limitations may not be terminated before July 31, 2027 without the approval of the Board.

2. The Acquiring Funds’ management fee is structured as a “unitary management fee,” out of which the Acquiring Funds’ investment adviser, NTI, pays all of the ordinary operating expenses of each Acquiring Fund, except for the following expenses, each of which is paid by each Fund: (i) the Acquiring Fund’s management fee; (ii) distribution fees and expenses paid by the Acquiring Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

3. Other expenses are based on estimated amounts for the current fiscal year.

How can I compare the costs of investing in shares of a Target Fund with the cost of investing in shares of its corresponding Acquiring Fund?

The examples below are intended to help you compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund shares, both before and after each Reorganization. The examples also assume that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. In addition, the examples assume that your investment has a 5% return each year and reflect NTI’s applicable expense waivers and reimbursements for the 1-year contractual period. Pro forma numbers are estimated in good faith and are hypothetical. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

REORGANIZATION OF STOCK INDEX FUND INTO NORTHERN TRUST MSCI US 500 ETF

	1 Year	3 Years	5 Years	10 Years
Target Fund—Shares Class	$[ ]	$[ ]	$[ ]	$[ ]
Acquiring Fund	$[ ]	$[ ]	$[ ]	$[ ]
Pro Forma Target Fund into Acquiring Fund	$[ ]	$[ ]	$[ ]	$[ ]

REORGANIZATION OF MID CAP INDEX FUND INTO NORTHERN TRUST MSCI US 400 ETF

	1 Year	3 Years	5 Years	10 Years
Target Fund—Shares Class	$[ ]	$[ ]	$[ ]	$[ ]
Acquiring Fund	$[ ]	$[ ]	$[ ]	$[ ]

	1 Year	3 Years	5 Years	10 Years
Pro Forma Target Fund into Acquiring Fund	$[ ]	$[ ]	$[ ]	$[ ]

REORGANIZATION OF SMALL CAP INDEX FUND INTO NORTHERN TRUST MSCI US 2000 ETF

	1 Year	3 Years	5 Years	10 Years
Target Fund—Shares Class	$[ ]	$[ ]	$[ ]	$[ ]
Acquiring Fund	$[ ]	$[ ]	$[ ]	$[ ]
Pro Forma Target Fund into Acquiring Fund	$[ ]	$[ ]	$[ ]	$[ ]

REORGANIZATION OF TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND INTO NORTHERN TRUST TAX-ADVANTAGED ULTRA-SHORT INCOME ETF

	1 Year	3 Years	5 Years	10 Years
Target Fund—Shares Class	$[ ]	$[ ]	$[ ]	$[ ]
Acquiring Fund	$[ ]	$[ ]	$[ ]	$[ ]
Pro Forma Target Fund into Acquiring Fund	$[ ]	$[ ]	$[ ]	$[ ]

REORGANIZATION OF INTERNATIONAL EQUITY INDEX FUND INTO NORTHERN TRUST MSCI EAFE ETF

	1 Year	3 Years	5 Years	10 Years
Target Fund—Shares Class	$[ ]	$[ ]	$[ ]	$[ ]
Acquiring Fund	$[ ]	$[ ]	$[ ]	$[ ]
Pro Forma Target Fund into Acquiring Fund	$[ ]	$[ ]	$[ ]	$[ ]

What are the general tax consequences of the Reorganizations?

Each Reorganizations is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganization (although there can be no assurance that the U.S. Internal Revenue Service (“IRS”) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of the Reorganizations?,” Each Target Fund’s shareholders will not recognize any gain or loss for U.S. federal income tax purposes as a result of the exchange of all of their Target Fund shares for corresponding Acquiring Fund shares pursuant to a Reorganization, except with respect to cash received in lieu of fractional shares, if any. [Each Reorganization may generate capital gains to the extent existing shareholders redeem shares held in retirement plans that cannot accommodate ETFs, or to the extent shareholders are otherwise redeemed in cash in lieu of participating in the Reorganization. As a result, remaining Target Fund shareholders may be required to pay more taxes than they would have been required to absent a Reorganization. You should consult your tax advisor regarding the effect, if any, of a Reorganization in light of your individual circumstances.] You should also consult your tax advisor about the state and local tax consequences of a Reorganization, or any U.S. federal taxes other than income taxes, if any, because the information about tax consequences in this document relates to the U.S. federal income tax consequences of a Reorganization only. For more information, please see the section “What are the tax consequences of the Reorganizations?” below.

Who manages the Funds?

Board of Trustees. Each Fund is governed by the Board of the Trust, which is responsible for overseeing all the business activities of the Funds.

Investment Adviser. Each Fund’s investment adviser, NTI, is located at 50 South LaSalle, Chicago, IL 60603 and is an Illinois State Banking Corporation and an investment adviser registered under Investment Advisers Act of 1940, as amended. NTI is an indirect subsidiary of Northern Trust Corporation, a financial holding company under the U.S. Bank Holding Company Act of 1956. NTI primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

Portfolio Managers of the Funds

The same individuals currently responsible for the day-to-day portfolio management of each Target Fund will continue to be responsible for the day-to-day portfolio management of the corresponding Acquiring Fund.

Each Fund’s portfolio management team is composed as follows:

Funds	Portfolio Managers
Stock Index Fund (Target Fund) Northern Trust MSCI US 500 ETF (Acquiring Fund)	NTI
Chris J. Jaeger, Senior Vice President.
Shivani Shah, Vice President.
Keith Carroll, Vice President.
Lucy A. Johnston, Vice President.

Funds	Portfolio Managers
Mid Cap Index Fund (Target Fund) Northern Trust MSCI US 400 ETF (Acquiring Fund)	NTI
Chris J. Jaeger, Senior Vice President.
Shivani Shah, Vice President.
Errol Mitchell, Vice President.
Lucy A. Johnston, Vice President.

Funds	Portfolio Managers
Small Cap Index Fund (Target Fund) Northern Trust MSCI US 2000 ETF (Acquiring Fund)	NTI
Shivani Shah, Vice President.
Chris J. Jaeger, Senior Vice President.
Aaron Wang, Second Vice President.
Lucy A. Johnston, Vice President.

Funds	Portfolio Managers
International Equity Index Fund (Target Fund) Northern Trust MSCI EAFE ETF (Acquiring Fund)	NTI
Brendan Sullivan, CFA, Senior Vice President.
Robert D. Anstine, CFA, Senior Vice President
Steven J. Santiccioli, CFA, Vice President.
Volter Bagriy, CFA, Vice President.

Funds	Portfolio Managers
Tax-Advantaged Ultra-Short Fixed Income Fund (Target Fund) Northern Trust Tax-Advantaged Ultra-Short Income ETF (Acquiring Fund)	NTI
Adam M. Shane, CFA, Senior Vice President.
Bilal K. Memon, Senior Vice President.
Morten Olsen, Senior Vice President.
Jennifer Greca, CFP, Vice President.

For more information about the Investment Adviser, see the section titled “WHAT ARE OTHER KEY FEATURES OF THE FUNDS?- Investment Advisory Agreement and Fees.” Additional information about the Investment Adviser and the Funds’ portfolio managers is also available in the Funds’ prospectuses and statements of additional information.

Manager of Managers Structure

The Trust and the Investment Adviser have received an exemptive order from the SEC that permits the Investment Adviser to engage or terminate a Sub-Adviser, and to enter into and materially amend an existing Sub-Advisory Agreement, upon the approval of the Board, without obtaining shareholder approval. The exemption also permits the Investment Adviser to enter into new Sub-Advisory Agreements with Sub-Advisers that are not affiliated with the Investment Adviser without obtaining shareholder approval, if approved by the Board. In the event of a termination of a Sub-Adviser, the Investment Adviser, subject to the Board’s approval, will either enter into an agreement with another Sub-Adviser to manage a Fund or portion thereof or allocate the assets of that portion to other Sub-Advisers of the Fund. While NTI does not intend to delegate any of its duties for the Target Funds or the Acquiring Funds to a sub-adviser prior to the closing of each Reorganization, it may do so in the future. Shareholders will be notified of any changes in Sub-Advisers.

How do the performance records of the Funds compare?

Each Acquiring Fund is a newly formed “shell” fund that has not yet commenced operations, and therefore will have no performance history prior to each Reorganization. Each Acquiring Fund has been organized solely in connection with its Reorganization to acquire all of the assets and liabilities of its corresponding Target Fund and continue the business of the Target Fund. Therefore, after each Reorganization, each Target Fund will be the “accounting survivor.” This means that each Acquiring Fund, as the corporate survivor of its Reorganization, will adopt the corresponding Target Fund’s historical investment performance and accounting history. Each Target Fund’s past performance is not necessarily an indication of how its corresponding Acquiring Fund will perform in the future.

The historical performance of the Target Funds, which will be adopted by the Acquiring Funds, is included in each Target Fund’s Prospectus, which is incorporated herein by reference, and is also shown below.

The bar chart and table that follow provide an indication of the risks of investing in each Target Fund by showing (A) changes in the performance of a Fund from year to year, and (B) how the average annual total returns of a Fund compare to those of a broad-based securities market index. Each Target Fund’s past performance, before and after taxes, is not necessarily an indication of how its corresponding Acquiring Fund will perform in the future.

Updated performance information for each Target Fund is available and may be obtained on the Target Fund’s website at northerntrust.com/funds or by calling 800-595-9111.

Calendar Year Total Return For Stock Index Fund*

* [As of June 30, 2026, the Fund had a year to date total return of 10.19%. For the periods shown in the bar chart above, the highest quarterly return was 20.54% in the second quarter of 2020, and the lowest quarterly return was (19.64)% in the first quarter of 2020.]

Average annual total returns for periods ended December 31, 2025

	1 year	5 years	10 years

Shares Class return before taxes	17.79%	14.33%	14.71%

Shares Class return after taxes on distributions	16.94%	13.29%	13.68%

	1 year	5 years	10 years

Shares Class return after taxes on distributions and sale of Fund shares	11.07%	11.25%	12.02%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Calendar Year Total Return For Mid Cap Index Fund*

* [As of June 30, 2026, the Fund had a year to date total return of 17.31%. For the periods shown in the bar chart above, the highest quarterly return was 24.29% in the fourth quarter of 2020, and the lowest quarterly return was (29.69)% in the first quarter of 2020.]

Average annual total returns for periods ended December 31, 2025

	1 year	5 years	10 years

Shares Class return before taxes	7.42%	9.00%	10.58%

Shares Class return after taxes on distributions	5.61%	6.66%	8.58%

Shares Class return after taxes on distributions and sale of Fund shares	5.42%	6.67%	8.16%

Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	7.50%	9.12%	10.72%

Calendar Year Total Return For Small Cap Index Fund*

* [As of June 30, 2026, the Fund had a year to date total return of 22.56%. For the periods shown in the bar chart above, the highest quarterly return was 31.33% in the fourth quarter of 2020, and the lowest quarterly return was (30.72)% in the first quarter of 2020.]

Average annual total returns for periods ended December 31, 2025

	1 year	5 years	10 years

Shares Class return before taxes	12.87%	6.03%	9.48%

Shares Class return after taxes on distributions	12.42%	4.57%	7.97%

Shares Class return after taxes on distributions and sale of Fund shares	7.88%	4.43%	7.32%

Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%

	1 year	5 years	10 years

Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	12.81%	6.09%	9.62%

Calendar Year Total Return For International Equity Index Fund*

* [As of June 30, 2026, the Fund had a year to date total return of 10.19%. For the periods shown in the bar chart above, the highest quarterly return was 18.35% in the fourth quarter of 2022, and the lowest quarterly return was (22. 62)% in the first quarter of 2020.]

Average annual total returns for periods ended December 31, 2025

	1 year	5 years	10 years

Shares Class return before taxes	31.82%	8.99%	8.26%

Shares Class return after taxes on distributions	30.65%	8.23%	7.60%

Shares Class return after taxes on distributions and sale of Fund shares	19.52%	7.03%	6.65%

MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	31.22%	8.92%	8.18%

Calendar Year Total Return For Tax-Advantaged Ultra-Short Fixed Income Fund*

* [As of June 30, 2026, the Fund had a year to date total return of 1.35%. For the periods shown in the bar chart above, the highest quarterly return was 1.80% in the fourth quarter of 2023, and the lowest quarterly return was (1.46)% in the first quarter of 2022.]

Average annual total returns for periods ended December 31, 2025

	1 year	5 years	10 years

Shares Class return before taxes	3.48%	2.18%	1.79%

Shares Class return after taxes on distributions	3.18%	1.87%	1.56%

Shares Class return after taxes on distributions and sale of Fund shares	3.06%	1.88%	1.54%

Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	4.25%	0.80%	2.34%

ICE BofA 6-12 Month Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.18%	1.87%	1.56%

ICE BofA 1-3 Year US Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.72%	1.56%	1.59%

	1 year	5 years	10 years

75% ICE BofA 6-12 Month Municipal Securities Index and 25% ICE BofA 1-3 Year US Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.20%	2.03%	1.58%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

In calculating the U.S. federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

How do purchase, sale, and exchange procedures of the Funds compare?

Purchases. Shares of the Target Funds and Acquiring Funds are sold without a sales charge. Unlike the Target Funds, shares of the Acquiring Funds are not purchased at NAV directly with the Acquiring Funds. The Acquiring Funds will issue (or redeem) shares at NAV only to certain financial institutions that have entered into agreements with an Acquiring Fund’s distributor in large, aggregated blocks known as “Creation Units.” A Creation Unit of an Acquiring Fund consists of a specified number of shares. Creation Units are generally issued (or redeemed) in-kind for securities (and an amount of cash) that the Acquiring Fund specifies each day at the NAV next determined after receipt of an order.

The Target Funds and Acquiring Funds have different procedures for the purchase of shares. Shares of the Target Funds are sold on a continuous basis at NAV by Northern Funds Distributors, LLC. Shares Class shares of the Target Funds are sold at NAV per share. Shares Class shares of the Target Funds may be purchased by opening an account directly with the Trust, through an account at Northern Trust (or an affiliate) or through an authorized intermediary.

Shares of the Acquiring Funds may only be purchased on NYSE Arca (Northern Trust MSCI US 500 ETF, Northern Trust MSCI US 400 ETF, Northern Trust MSCI US 2000 ETF and Northern Trust MSCI EAFE ETF) or Nasdaq (Northern Trust Tax-Advantaged Ultra Short Income ETF) and other secondary markets at market prices. Shares of the Acquiring Funds can be bought during the day like shares of other publicly traded companies. Buying shares of the Acquiring Funds on an exchange involves certain costs. When buying shares through a financial intermediary, you may incur brokerage or other charges determined by your financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of an Acquiring Fund may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying shares in the secondary market (the bid-ask spread). Because shares of an Acquiring Fund trade at market prices rather than at NAV, shares of an Acquiring Fund may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. The trading prices of shares of an Acquiring Fund in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for shares of an Acquiring Fund and shares of the underlying securities held by an Acquiring Fund, economic conditions and other factors, rather than an Acquiring Fund’s NAV, which is calculated at the end of each business day.

Sales. The Funds have different features for redeeming shares. The Target Funds’ Shares Class shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form. Redemptions may be made by contacting your authorized intermediary, or, if you hold shares directly with a Target Fund, by mail, by telephone, wire, or internet. Unlike the Target Funds, the Acquiring Funds will redeem shares at NAV only in Creation Units, and shares generally may only be sold on Nasdaq or NYSE Arca, and other secondary markets.

Exchange of Shares. The Trust offers shareholders of the Target Funds the ability to exchange Shares Class shares of one fund in the Trust for the Shares Class shares of another fund in the Trust. As an ETF, the Acquiring Funds do not provide for the exchange of shares.

Additional information and specific instructions explaining how to buy and sell shares of each Fund are outlined in each Fund’s Prospectus under the heading “Purchase and Sale of Fund Shares” for the Target Funds and “Purchasing and Selling Shares” for the Acquiring Funds.

Where can I find more financial information about the Funds?

Additional information about each Fund’s investments will be available in a Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In each Target Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In each Target Fund’s reports on Form N-CSR, you will find the Target Fund’s annual and semi-annual financial statements.

Each Acquiring Fund’s annual and semiannual reports (once available), the SAI, and other information such as the Acquiring Fund’s financial statements, will be available free upon request by calling the Fund at 1-855-353-9383 or by sending an email request to: NorthernTrustETF@acaglobal.com, or on the Fund’s website at https://etfs.ntam.northerntrust.com/us/en/individual/funds. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Funds’ shares may be purchased or sold. Reports and other information about Northern Funds are available on the EDGAR database on the SEC’s internet site at http://www.sec.gov.

Because the Acquiring Funds have not yet commenced operations, no financial statements for the funds are available.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

Investment Advisory Agreement and Fees. NTI is the investment advisor of each Fund. NTI has entered into substantially similar investment advisory agreements relating to the services that NTI provides to each Fund.

The current Investment Advisory Agreement for each Target Fund is substantially similar to the proposed new Investment Advisory Agreement for the corresponding Acquiring Fund (each the “New Investment Advisory Agreement”), except that the New Investment Advisory Agreement includes provisions to accommodate the ETF structure and a unitary fee structure.

Although the unitary fee rate of an Acquiring Fund will be [the same as] the contractual management fee rate of its corresponding Target Fund, due to each Acquiring Fund’s unitary fee structure, the total expenses of an Acquiring Fund are expected to be lower than those of its corresponding Target Fund. Under the unitary fee structure, an Acquiring Fund’s adviser will pay all of the ordinary operating expenses of the Fund, except for the following expenses: (i) the Fund’s management fee; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

The Trust and NTI may share common resources, such as legal and accounting personnel. Expenses related to such common resources will be allocated to the Trust and NTI based on NTI’s expense allocation methodology. Following its Reorganization, each Acquiring Fund will continue to be responsible for its portion of these expenses.

It is anticipated that, the Acquiring Fund’s total annual fund operating expenses will be lower than the total annual fund operation expenses of the Target Fund following the Reorganization The investment management fees as a percentage of each Fund’s average daily net assets are set forth below:

Target Fund Investment Management Fee	Acquiring Fund Investment Management Fee

Stock Index Fund: 0.04% of net assets	Northern Trust MSCI US 500 ETF: [0.04]% of net assets

As of [June 30, 2026], the Stock Index Fund had approximately [$19.4 billion] in assets.	The Acquiring Fund is newly organized for the purpose of the Reorganization and has not commenced operations.

Mid Cap Index Fund: 0.09% of net assets	Northern Trust MSCI US 400 ETF: [0.09]% of net assets

As of [June 30, 2026], the Mid Cap Index Fund had approximately [$2.4 billion] in assets.	The Acquiring Fund is newly organized for the purpose of the Reorganization and has not commenced operations.

Small Cap Index Fund: 0.09% of net assets	Northern Trust MSCI US 2000 ETF [0.09%] of net assets

As of [June 30, 2026], the Small Cap Index Fund had approximately [$1.6 billion] in assets.	The Acquiring Fund is newly organized for the purpose of the Reorganization and has not commenced operations.

International Equity Index Fund: 0.09% of net assets	Northern Trust MSCI EAFE ETF: [0.09]% of net assets

As of [June 30, 2026], the Internation Equity Index Fund had approximately [$6.7 billion] in assets.	The Acquiring Fund is newly organized for the purpose of the Reorganization and has not commenced operations.

Tax-Advantaged Ultra-Short Fixed Income Fund:	Northern Trust Tax-Advantaged Ultra-Short Income ETF: [0.23]% of net assets

0.23% on the first $1.5 billion

0.223% on the next $1 billion

0.216% on assets in excess of $2.5 billion

As of [June 30, 2026], the Tax-Advantaged Ultra-Short Fixed Income Fund had approximately [$2.9 billion] in assets

The Acquiring Fund is newly organized for the purpose of the Reorganization and has not commenced operations.

During the twelve-month period ended [March 31, 2026] each Target Fund paid NTI the following effective management fee (net of waivers):

Target Fund	Effective Management Fee
Stock Index Fund (Target Fund)	[0.00%]
Mid Cap Index Fund (Target Fund)	[0.03%]
Small Cap Index Fund (Target Fund)	[0.03%]
International Equity Index Fund (Target Fund)	[0.04%]
Tax-Advantaged Ultra-Short Fixed Income Fund (Target Fund)	[0.20%]

The Acquiring Funds have no operational history and therefore no effective annual advisory fees to report.

A discussion of the basis for each Target Fund Board’s approval of the Target Funds’ investment advisory contract is available in each Target Fund’s financial statements and other information filed with the SEC on Form N-CSR (March  31, 2026) for the applicable fiscal year or period and is available on each Target Fund’s website.

A discussion of the basis for each Acquiring Fund Board’s approval of the Acquiring Fund’s investment advisory agreement will be available in the financial statements and other information filed with the SEC on Form N-CSR for each Acquiring Fund and on each Acquiring Fund’s website.

Service Providers. The Funds use the service providers as described below:

Distributor: Northern Funds Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group), with principal offices at 190 Middle Street, Suite 301, Portland, Maine 04101, serves as distributor of the Target Funds [and Acquiring Funds] and distributes the shares of the Funds on a continuous basis.

Transfer Agent, Custodian, Administrator and Securities Lending Agent:

●

Target Funds: The Northern Trust Company (“TNTC”) is the principal subsidiary of Northern Trust Corporation and serves as the sub-administrator, transfer agent, custodian, and securities lending agent for Funds. TNTC is located at 50 South LaSalle Street, Chicago, Illinois 60603.

●	Acquiring Funds: [___] is the administrator, custodian, transfer agent and securities lending agent for the Funds. [__] is located at [__].

Independent Registered Public Accounting Firm: [___], located at [___], serves as the independent registered public accounting firm for the Target Funds and Acquiring Funds.

Legal Counsel: Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Target Funds, the Acquiring Funds, as well as the Independent Trustees.

For a more detailed description of the Funds’ services providers, see the Funds’ Prospectuses and SAIs.

REASONS FOR THE REORGANIZATIONS

The Board received presentations from NTI and considered the Reorganizations at meetings of the Board held on July 7, 2026 and August 19-20, 2026. At a meeting of the Board of the Trust held on September 24, 2026, NTI recommended to the Board, on behalf of each Target Fund, that they approve the Reorganizations. NTI recommended the Reorganizations because of certain benefits associated with the ETF structure, which NTI believes will better serve the interests of shareholders. NTI believes that the Reorganizations will provide multiple benefits for investors of the Funds. Expenses of the Acquiring Funds are expected to be lower than the net expenses of each Fund. Other benefits of the ETF structure include additional trading flexibility, increased portfolio holdings transparency and potential enhanced tax efficiency.

NTI provided detailed information to the Board about the Reorganizations including about: (1) the benefits of an ETF structure and the appeal to investors of offering the investment strategy of each Target Fund as an ETF; (2) the potential for operational efficiency by eliminating certain mutual fund operational expenses; (3) the investment objectives, principal investment strategies, fundamental investment policies and risks of the Funds; (4) current and future estimated fees and expenses of the Funds; (5) the same management team providing services before and after the Reorganization; (6) the rationale for the Reorganizations, including contemplated benefits and costs; (7) the cost allocation methodology for the Reorganizations; and (8) the potential tax consequences of the Reorganizations for the Funds’ shareholders. NTI represented to the Board that it believes each Reorganizations is in the best interests of a Target Fund and its shareholders, and that each Reorganizations will not result in the dilution of the interests of the shareholders of each Target Fund. The Independent Trustees also met separately with their legal counsel during the meeting.

Based upon their evaluation of the relevant information presented to them, the Board, including a majority of the Independent Trustees, determined each Reorganization would be in the best interests of a Target Fund and their shareholders and that the interests of existing shareholders of a Target Fund would not be diluted as a result of effecting its respective Reorganization. The determination to approve the Reorganizations was made separately and on the basis of each Trustee’s business judgment after consideration of all the factors deemed relevant to the Trustee taken as a whole, though individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.

In approving each Plan and Reorganization separately, the key factors (whether positive or negative) that the Board considered based upon the information described above are outlined below:

●	The benefits of an ETF structure including lower total fees, increased trading flexibility, liquidity, transparency, lower portfolio transaction costs, and the potential for tax efficiencies.

●

The investment strategy of each Target Fund should be appealing to investors as an ETF due to the benefits of the ETF structure, and NTI believes that converted ETFs have the potential to provide further opportunity for asset growth.

●

Each Acquiring Fund and its corresponding Target Fund share identical investment objectives, identical principal investment strategies, substantially similar principal risks (except for the risks associated with an ETF’s structure) and identical fundamental investment restrictions.

●	Each Acquiring Fund and its corresponding Target Fund will have the same portfolio management teams.

●

Each Acquiring Fund’s total expense ratio is expected to be lower than the total expense ratio of each corresponding Target Fund following the Reorganization after taking into account applicable expense limitation arrangements for the Target Fund.

●

Shareholders of the Target Funds may benefit from greater tax efficiency with the ETF structure, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure.

●	Shareholders of the Target Funds must have a brokerage account or retirement plan that is permitted to hold ETF shares in order to receive shares of the corresponding Acquiring Fund.

●	The performance of the Shares Class of each Target Fund for the one-, five- and ten-year periods ended June 30, 2026.

●

NTI represented that each Reorganization will be effected on the basis of the NAV per share of a Target Fund, less cash in lieu of fractional shares, and will not result in the dilution of the interests of shareholders of a Target Fund.

●	NTI will bear all of the expenses relating to the Reorganization.

●	Each Reorganization will be effected on a tax-free basis for U.S. federal income tax purposes.

●

Each Acquiring Fund does not issue fractional shares and therefore, for all Target Fund shareholders who hold fractional shares, those fractional shares of the Target Funds will be redeemed at NAV immediately prior to its Reorganization and result in a small cash payment, which will be taxable.

●	Target Fund shareholders who are unable or do not wish to become shareholders of the Acquiring Funds will receive cash proceeds in lieu of ETF shares.

The Board also considered potential alternatives to each Reorganization, such as adding an ETF share class to each individual Target Fund, maintaining each Target Fund as a standalone investment option, reorganizing into other Northern Funds, and the liquidation of the Target Funds. The Board considered the related potential costs and benefits (including, for example, whether the Funds would pay for the cost of liquidation and all shareholders would potentially be subject to increased tax liability).

The Board also considered that it is a condition to the closing of each Reorganization that the Funds receive an opinion of counsel substantially to the effect that the exchange of shares pursuant to the Plan would not result in a taxable gain or loss for U.S. federal income tax purposes for shareholders of the Funds.

INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN

This is only a summary of the Plan. For more information on the Plan, you should read the Form of Plan, which is attached as Exhibit A to this Information Statement/Prospectus and is incorporated herein by reference.

How will the Reorganizations be carried out?

Each Reorganization will take place after the parties to the Plan satisfy various conditions. On the Closing Date (as defined in the Plan), each Target Fund will deliver to the corresponding Acquiring Fund all of its Assets, and the Acquiring Fund will assume all obligations and liabilities not discharged by the Target Fund, whether absolute, accrued, contingent or otherwise. In exchange, the Trust, on behalf of each Target Fund, will receive the corresponding Acquiring Fund shares to be distributed pro rata to the Target Fund’s shareholders (and cash in lieu of any fractional shares). The value of each Target Fund’s assets shall be the value of such assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), less the value of any cash or other assets used to redeem (i) fractional shares and (ii) certain shareholders who do not hold Target Fund shares though a brokerage account or IRA that can accept Acquiring Fund shares, which shall reflect the declaration of any dividends, on the Closing Date, using the valuation procedures set forth in the current prospectus of each Target Fund and the valuation procedures established by the Trust’s board of directors.

After shares of an Acquiring Fund are distributed to the corresponding Target Fund’s shareholders, the Target Fund will as promptly as practicable, completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to each Target Fund’s shareholders and liquidation of each Target Fund will be accomplished by the transfer of the Acquiring Fund’s shares then credited to the account of the corresponding Target Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund’s shareholders.

Who will pay the expenses of the Reorganizations?

The expenses related to each Reorganization, including the costs associated with the delivery of this Information Statement/Prospectus, will be paid by NTI. Brokerage fees and expenses related to the disposition of each Target Fund’s assets to raise cash to pay redemption proceeds to shareholders that are not eligible to hold Shares of the corresponding Acquiring Fund are in addition to the estimated expenses related to a Reorganization discussed above and will be paid by the Target Funds. The costs of each Reorganization include, but are not limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Trust is a party (including any penalties payable in connection with such termination), preparation, printing and distribution of the Form N-14 Registration Statement for the Reorganization (including the information statement/prospectus contained therein), legal fees and accounting fees.

What are the tax consequences of the Reorganizations?

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations, and is based upon the current provisions of the Internal Revenue Code (“Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an IRA or qualified retirement plan.

Each Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for U.S. federal income tax purposes. As a condition to the consummation of each Reorganization, Stradley Ronon Stevens & Young, LLP will deliver an opinion (“Tax Opinion”) to the Trust on behalf of each Target Fund and the corresponding Acquiring Fund to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of each Target Fund and each Acquiring Fund) and the existing U.S. federal income tax law, and conditioned on the Reorganization being completed in accordance with the Plan, for U.S. federal income tax purposes:

●

Each Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1)(F) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

●	No Fund will recognize any gain or loss as a direct result of the Reorganization;

●

Each Target Fund’s shareholders will not recognize any gain or loss on the exchange of their Target Fund shares for the corresponding Acquiring Fund shares, except with respect to cash received in lieu of fractional shares, if any;

●

The aggregate tax basis in each Acquiring Fund’s shares that a Target Fund shareholder receives pursuant to a Reorganization will be the same as the aggregate tax basis in each Target Fund’s shares the shareholder holds immediately before a Reorganization (reduced by the amount of any tax basis allocable to a fractional share for which cash is received, if any). The holding period for each Acquiring Fund’s shares that each Target Fund shareholder receives pursuant to a Reorganization will include the holding period for the Target Fund shares the shareholder holds immediately before a Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Reorganization;

●

Each Acquiring Fund’s tax basis in each asset the corresponding Target Fund transfers to it will be the same as the Target Fund’s tax basis therein immediately before a Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Target Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period) immediately after a Reorganization; and

●

Each Reorganization will result in an Acquiring Fund succeeding to the corresponding Target Fund’s tax attributes enumerated in Section 381(c) of the Code, subject to the applicable conditions and limitations of the Code.

The foregoing bullet points summarize certain representations that are fully set forth in Schedule 8.5 to the Plan, which is included as Exhibit A to the Information Statement/Prospectus.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of a Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, a Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of a Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

The tax year of each Target Fund is expected to continue with the corresponding Acquiring Fund, and the capital gains, if any, resulting from portfolio turnover prior to a Reorganization will be carried over to the corresponding Acquiring Fund. If a Reorganization were to end the tax year of a Target Fund (which is not the intended or expected plan as of the date of this Information Statement/Prospectus), it would accelerate distributions to shareholders from a Target Fund for its short tax year ending on the Closing Date. Such distributions would be taxable and would include any capital gains resulting from portfolio turnover prior to a Reorganization. If determined necessary by a Fund, a Target Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.

General Limitation on Losses. Assuming a Reorganization qualifies as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the tax attributes of the corresponding Target Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by a Target Fund to offset its future realized capital gains, if any, for U.S. federal income tax purposes. The capital loss carryovers of a Target Fund will be available to offset future gains recognized by the combined Fund. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 may be carried forward indefinitely to offset future capital gains.

If, as is anticipated, at the time of the closing of a Reorganization, each Acquiring Fund has either no assets or de minimis assets incident to its organization, there will be no change of ownership of a Target Fund as a result of a Reorganization. Thus, a Reorganization of a Target Fund into its corresponding Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Target Fund’s capital loss carryovers, if any. However, the capital losses of each Acquiring Fund, as the successor in interest to the corresponding Target Fund, may subsequently become subject to an annual limitation as a result of sales of an Acquiring Fund’s shares or other reorganization transactions in which an Acquiring Fund might engage post-Reorganization.

As of the Target Funds’ fiscal year end of March 31, 2026, they [did not have any] capital loss carryovers, except as noted in the table below:

Capital Loss Carry Forwards as of FYE	Short Term	Long Term			Fiscal Year End
International Equity Index Fund	—	$	[515,309	]	3/31/2026

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are taxable U.S. persons (i.e., not a tax-exempt investor nor a non-U.S. person) and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Sale of Target Fund Assets. It is anticipated that a portion of each Target Fund’s portfolio assets will be sold to raise cash to pay redemption proceeds to shareholders that are not eligible to hold shares of the corresponding Acquiring Fund. The information below is an estimate for illustrative purposes of the potential tax effects of such sales of each Target Fund’s portfolio assets. The actual tax impact of such sales may be higher or lower and will depend on market conditions and other factors, such as transactions entered into by the Target Fund and shareholder activity prior to the applicable Reorganization Date.

Target Fund	Estimated% of Target Fund Assets to be Sold (as of [September 2026])	Estimated $ Value of Target Fund Assets to be Sold (in millions)	Estimated Transaction Costs	Transaction Cost as % of Target Fund Net Assets	Anticipated Capital Gain/ Loss Distribution per share of Target Fund Net Assets	Estimated Gains/ Losses (basis points)	Capital Loss Carry Forwards Utilized

Stock Index Fund	[4.2%]	[$832,348,658]	[$51,128]	[0.0%]	[$0.64]	[0.8%]	[N/A]

Mid Cap Index Fund	[11.6%]	[$278,019,503]	[$43,371]	[0.0%]	[$0.47]	[1.9%]	[N/A]

Small Cap Index Fund	[6.9%]	[$112,750,154]	[$45,777]	[0.0%]	[$0.00]	[0.0%]	[N/A]

International Equity Index Fund	[7.7%]	[$538,585,161]	[$161,576]	[0.0%]	[$0.05]	[0.2%]	[$17,016,983]

Tax-Advantaged Ultra-Short Fixed Income Fund	[0.1%]	[$2,822,225]	[$0.00]	[0.0%]	[$0.00]	[0.0%]	[N/A]

What should I know about shares of the Target Fund and Acquiring Fund?

The Target Funds and Acquiring Funds are each a series of the Trust, an open-end, registered management investment company. The Target Funds offer Shares Class shares. The Acquiring Funds offer a single class of shares of beneficial interest. Target Fund shareholders will receive shares at NAV of the corresponding Acquiring Fund. The rights of the shareholders of the Acquiring Funds and the Target Funds under the Trust’s Agreement and Declaration of Trust and By-laws are identical as both the Target Funds and the Acquired Funds are governed by the same Agreement and Declaration of Trust and By-laws.

An Acquiring Fund’s shares will be distributed to shareholders of the corresponding Target Fund in accordance with the procedures described above. Cash will be delivered to Target Fund shareholders in lieu of fractional shares of a Target Fund. When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights. Each Acquiring Fund’s shares will be credited to the corresponding Target Fund shareholder’s brokerage account and the shares of the Target Fund will be cancelled. If a shareholder does not have a brokerage account or retirement plan that can accommodate shares of an ETF at the time of the Reorganization of a Target Fund, the shareholder’s investment will be liquidated and will instead receive cash equal in value to the NAV at the time of the Reorganization. The conversion of Acquiring Fund shares to cash may be subject to fees and expenses and will be a taxable event.

Like the Target Funds, each Acquiring Fund does not routinely hold annual meetings of shareholders. The Acquiring Funds may hold special meetings for any purpose or purposes. Special meetings of shareholders may be called by the Trustees upon the written request of the shareholders owning at least a majority of outstanding shares.

Capital Structure. The Trust currently has authorized, and allocated to each Fund, an unlimited number of shares of beneficial interest. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and non-assessable. Shareholders do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of the Fund.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?

The following table sets forth the unaudited capitalization of each Target Fund and Acquiring Fund as of [__], 2026 and the unaudited pro forma combined capitalization of an Acquiring Funds as adjusted to give effect to its proposed Reorganization. The following are examples of the number of shares of an Acquiring Fund that would have been exchanged for the shares of its corresponding Target Fund if a Reorganization had been consummated, and do not reflect the number of shares or value of shares that would actually be received if a Reorganization, as described, occurs. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with a Reorganization or cash paid in lieu of fractional Acquiring Fund shares.

	Stock Index Fund (Target Fund) Shares Class	Northern Trust MSCI US 500 ETF (Acquiring Fund)[1] (unaudited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization[2,3] (estimated) (unaudited)

Net Assets	$[ ]	N/A	$[ ]	$[ ]

Shares outstanding	[ ]	N/A	[ ]	[ ]

Net asset value per share^	$[ ]	N/A	$[ ]	$[ ]

	Mid Cap Index Fund (Target Fund) Shares Class	Northern Trust MSCI US 400 ETF (Acquiring Fund)[1] (unaudited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization[2,3] (estimated) (unaudited)

Net Assets	$[ ]	N/A	$[ ]	$[ ]

Shares outstanding	[ ]	N/A	[ ]	[ ]

Net asset value per share^	$[ ]	N/A	$[ ]	$[ ]

	Small Cap Index Fund (Target Fund) Shares Class	Northern Trust MSCI US 2000 ETF (Acquiring Fund)[1] (unaudited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization[2,3] (estimated) (unaudited)

Net Assets	$[ ]	N/A	$[ ]	$[ ]

Shares outstanding	[ ]	N/A	[ ]	[ ]

Net asset value per share^	$[ ]	N/A	$[ ]	$[ ]

	International Equity Index Fund (Target Fund) Shares Class	Northern Trust MSCI EAFE ETF (Acquiring Fund)[1] (unaudited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization[2,3] (estimated) (unaudited)

Net Assets	$[ ]	N/A	$[ ]	$[ ]

Shares outstanding	[ ]	N/A	[ ]	[ ]

Net asset value per share^	$[ ]	N/A	$[ ]	$[ ]
	Tax-Advantaged Ultra-Short Fixed Income Fund (Target Fund) Shares Class	Northern Trust Tax-Advantaged Ultra-Short Income ETF (Acquiring Fund)[1] (unaudited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization[2,3] (estimated) (unaudited)

Net Assets	$[ ]	N/A	$[ ]	$[ ]

Shares outstanding	[ ]	N/A	[ ]	[ ]

Net asset value per share^	$[ ]	N/A	$[ ]	$[ ]

1 The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

2 Holders of Shares Class of the Target Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization. The Acquiring Fund does not offer multiple share classes.

3 Since shares of the Acquiring Fund are not issued in fractional shares and, as a result, cash will be paid to shareholders in connection with the Reorganization in lieu of fractional shares, the NAV of the Acquiring Fund upon consummation of the Reorganization may be less than that of the Target Fund.

^ Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Do the Trustees and Officers own shares of the Funds?

As of the date hereof, each Acquiring Fund was not operational and, therefore, had no shareholders. [As of [___], 2026, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Target Fund.]

Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?

As of [___], 2026, NTI believes the following shareholders held of record 5% or more of the outstanding shares of each class of the Target Funds. NTI does not have knowledge of beneficial owners. As of the date of this Information Statement/Prospectus, the Acquiring Funds were not operational and, therefore, had no shareholders.

Fund Name	Name and Address of Account	Percentage

Stock Index Fund—Shares Class	[ ]*	[ ]%

Mid Cap Index Fund—Shares Class	[ ]*	[ ]%

Small Cap Index Fund—Shares Class	[ ]*	[ ]%

Fund Name	Name and Address of Account	Percentage

International Equity Index Fund—Shares Class	[ ]*	[ ]%

Tax-Advantaged Ultra-Short Fixed Income Fund—Shares Class	[ ]*	[ ]%

*Record owner with respect to multiple accounts.

MORE INFORMATION ABOUT THE FUNDS

Additional Information.

More information about the Target Funds and Acquiring Funds is included in the following documents. The prospectuses for the Acquiring Funds and Target Funds are incorporated herein by reference and considered a part of this Information Statement/Prospectus, along with the SAIs (relating to this Information Statement/Prospectus), each of which have been filed with the SEC.

Target Funds:

Prospectus dated July   31, 2026

Supplement dated September  25, 2026

Shareholder reports and annual and semi-annual financial statements and other information filed with the SEC on Form N-CSR:

Annual: dated March  31, 2026

Semi-Annual: dated [September 30, 2026]

Acquiring Funds:

Prospectus dated [___, 2026]

Because the Acquiring Funds were newly created for the purposes of the Reorganizations, the Acquiring Funds have not published financial statements. Each Acquiring Fund is a newly created shell series of the Acquiring Trust with no assets or liabilities that will commence operations upon consummation of the Reorganization and continue the operations of the corresponding Target Fund. Each Target Fund shall be the accounting and performance survivor in its Reorganization, and the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund.

You may request free copies of the Funds’ Statements of Additional Information (including any supplements) and Prospectuses, and, with respect to each Target Fund, its annual reports, semi-annual shareholder reports, and financial statements and other information, which are filed with the SEC on Form N-CSR, through our website at https://etfs.ntam.northerntrust.com/us/en/individual/funds; by writing or calling your financial advisor or by calling toll-free at 1-855-353-9383. Because the Acquiring Funds have not yet commenced operations, they have not yet issued any annual or semi-annual shareholder reports or financial statements and other information filed on Form N-CSR. Once available, these materials may be requested through the methods described above.

This Information Statement/Prospectus, which constitutes part of a Registration Statement on Form N-14 filed by each Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement.

All available materials have been filed with the SEC. Reference is hereby made to the Registration Statements and to the exhibits and amendments thereto for further information with respect to the Funds and the shares they offer. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC. Because each Acquiring Fund has not yet commenced operations, no shareholder reports or financial statements and other information filed on Form N-CSR is available for the Acquiring Funds.

Each Fund also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials are available on the SEC’s website at www.SEC.gov.

EXHIBITS TO

INFORMATION STATEMENT/PROSPECTUS

Exhibit

A	Form of Agreement and Plan of Reorganization
B	Financial Highlights

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this 24th day of September, 2026 by and among: (i) each series of Northern Funds listed on Exhibit A as a Target Fund, separately and not jointly, (each a “Target Fund”), a series of Northern Funds, a Delaware Statutory Trust (the “Trust”); (ii) each series of the Trust listed on Exhibit A as an Acquiring Fund, separately and not jointly, (each an “Acquiring Fund”); and (iii) Northern Trust Investments, Inc. (“NTI”), with respect to Section 9.2 only.

WHEREAS, the parties hereto intend for the Acquiring Fund and the Target Fund to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets (less the Excluded Amount) and Liabilities of the Target Fund in exchange for shares of the Acquiring Fund of equal value to the Net Assets (less the Excluded Amount) being acquired from the Target Fund, and (ii) the Target Fund, in connection with the liquidation of the Target Fund, will (a) distribute such shares of the Acquiring Fund to shareholders of record of the Target Fund who hold Target Fund shares through a brokerage account that can accept Acquiring Fund shares (such shareholders, the “Target Fund Shareholders”, (b) distribute cash to Target Fund Shareholders in lieu of fractional Acquiring Fund shares, and (c) distribute to shareholders of the Target Fund who do not hold Target Fund shares through a brokerage account or individual retirement account (“IRA”) that can accept Acquiring Fund shares (the “Cash-Out Shareholders”), cash equal to the net asset value of their Target Fund shares, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”). The Acquiring Fund is, and will be immediately prior to Closing, a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the Assets and Liabilities of the Target Fund;

WHEREAS, The Trust is an open-end, registered investment company of the management type;

WHEREAS, this Agreement is intended to apply individually to each Target Fund and corresponding Acquiring Fund as if each Target Fund and corresponding Acquiring Fund had entered into their own separate agreement, and the consummation of the Reorganization between a Target Fund and its corresponding Acquiring Fund shall not be contingent on the consummation of the Reorganization by any other Target Fund and its corresponding Acquiring Fund; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to the Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATION

1.1.  Provided that all conditions precedent to the Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Trust agrees to take the following steps with respect to the Reorganization:

(a)  The Target Fund shall transfer to the Acquiring Fund all of its Assets (as defined in Section 1.1(b)), less the value of (i) cash in lieu of fractional Acquiring Fund shares, and (ii) cash to be distributed to the Cash-Out Shareholders (the sum of the values in (i) and (ii) of this paragraph 1.1(a) to be referred to as the “Excluded Amount”), and the Acquiring Fund in exchange therefor shall assume all of the Liabilities of the Target Fund (as defined in Section 1.1(c)), and deliver to the Target Fund the number of Acquiring Fund shares having an aggregate net asset value equal to the value of the Net Assets (as defined in Section 1.1(c)), less the Excluded Amount, attributable to the Target Fund shares outstanding on such date.

(b)  The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Target Fund that are shown as an asset on the books and records of the Target Fund as of the Closing Time, less the Excluded Amount. The Assets of the Target Fund, less the Excluded Amount, shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof.

(c)  The Acquiring Fund shall assume and pay when due all obligations and liabilities of the Target Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Fund. The Target Fund will use its reasonable best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent permissible and consistent with its own investment objectives and policies. The Assets minus the Liabilities of the Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)  As soon as is reasonably practicable after the Closing, the Target Fund will: (i) distribute to the Target Fund Shareholders the shares of the Acquiring Fund received by the Target Fund pursuant to Section 1.1(a) on a pro rata basis, (ii) distribute cash to Target Fund Shareholders in lieu of fractional Acquiring Fund shares, (iii) distribute cash to Cash-Out Shareholders equal in value to the net asset value of their Target Fund shares; and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders will be accomplished by the transfer of the Acquiring Fund’s shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange. For the avoidance of doubt: (1) a Cash-Out Shareholder (i.e., a shareholder of the Target Fund who does not hold their Target Fund shares in a brokerage account or IRA that can accept the Acquiring Fund shares being distributed) shall not receive a distribution of such Acquiring Fund shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Target Fund shares.

(e)  Ownership of the Acquiring Fund’s shares will be shown on its books, as such books are maintained by the Acquiring Fund’s transfer agent.

(f)  Beginning at least fifteen (15) business days prior to the Valuation Date, the Target Fund will provide the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund. At least ten (10) business days prior to the Valuation Date, NTI, the investment adviser to the Trust, on behalf of the Acquiring Fund, will advise the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund would not be permitted to hold (i) under its investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets (less the Excluded Amount) to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of NTI as the investment adviser responsible for the portfolio management of the Target Fund, dispose of such investments prior to the Valuation Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to dispose of any Assets if, in the reasonable judgment of the Trust’s board of trustees or NTI as the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g)  Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(h)  Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1.  With respect to the Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date, (the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Trust’s board of trustees. On the Valuation Date, the Target Fund shall record the value of the Assets (less the Excluded Amount), as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern Time) on the Valuation Date, or as soon as practicable thereafter.

(b) The aggregate net asset value of the Acquiring Fund’s shares to be credited to the Target Fund Shareholders shall be equal to the value of the Net Assets (less the Excluded Amount) of the Target Fund on the Valuation Date.

(c) The number of Acquiring Fund shares issued in exchange for the Target Fund’s Net Assets (less the Excluded Amount) shall equal the number of shares of the Target Fund outstanding as of the Valuation Date (less the number of Target Fund shares attributable to the Excluded Amount). All Acquiring Fund shares delivered to the Target Fund will be delivered at the net asset value of the Acquiring Fund shares without the imposition of a sales load, commission, transaction fee or other similar fee. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares.

(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Acquiring Fund or its recordkeeping agent, by the independent registered public accountant of the Acquiring Fund.

3.	CLOSING AND CLOSING DATE

3.1.  The Reorganization shall close on the date set forth on Exhibit A or such other date as the parties may agree with respect to the particular Reorganization (the “Closing Date”), or as may be modified from time to time by the Board of Trustees or the officers of the Trust. All acts taking place at the closing of the Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern Time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of the Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree. The Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund other than in book-entry form at least five (5) business days prior to the Closing Date.

3.2.  With respect to the Reorganization:

(a)  The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940 (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. Such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Target Fund as of the Closing Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as specified by the Acquiring Fund’s custodian so as to constitute good delivery thereof. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b)  The Trust shall direct the Target Custodian for the Target Fund to deliver, at the Closing or soon as practicable thereafter, a certificate of an authorized officer stating that except as permitted by Section 3.2(a), the Assets (less the Excluded Amount) have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date. At the Closing, or as soon as practicable thereafter, the Trust will cause the custodian for the Acquiring Fund to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other assets as of the final settlement date for such transfers.

(c)  At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d)  The Trust shall direct the transfer agent for the Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Trust a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Trust that such Acquiring Fund’s shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)  In the event that on the Valuation Date or the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Trust or its authorized officers, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1.  The Trust, on behalf of itself or, where applicable, the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a)  The Trust is a statutory trust organized under the laws of the State of Delaware “(Delaware Statutory Trust”), validly existing and in good standing and with power under the Trust’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Trust;

(b)  The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933 (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c)  No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Trust of the transaction contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), and the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “Hart-Scott-Rodino Act”), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transaction contemplated by this Agreement;

(d)  The prospectus and statement of additional information and current shareholder report of the Target Fund, and each prospectus and statement of additional information and shareholder report of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of the FINRA;

(f)  Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets (less the Excluded Amount) free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets (less the Excluded Amount), the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will, as applicable, acquire assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g)  Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Trust is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or the Trust is a party or by which it is bound;

(h)  Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i)  Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transaction contemplated by this Agreement. The Target Fund and the Trust, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Trust nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transaction herein contemplated. Neither the Trust nor the Target Fund is in violation of, or has violated, nor, to the knowledge of the Trust, is under investigation with respect to or has been threatened to be charged with or given notice of any violation of, any applicable law or regulation. The Target Fund (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iv) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (v) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j)  The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k)  Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, Assets, Liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by Target Fund Shareholders or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l)  On the Closing Date, all material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions)

shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m)  The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (the “Service”) or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code as of the last taxable year quarter end of the Target Fund closing on or before the Closing Date. The Target Fund has not had at any time since its inception (and will not have as of the Closing Date) any material tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund;

(n)  The Target Fund has not changed its taxable year end within the most recent 48-month period ending on the last day of the month immediately preceding the Closing Date of the Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o)  The Target Fund has not undergone, has not agreed to undergo, nor is required to undergo (nor will it be required as a result of the transaction contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund (including the Acquiring Fund as its successor) will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p)  The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(q)  The Target Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(r)  All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, validly issued, fully paid and non-assessable by the Trust, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state, District of Columbia and Puerto Rico securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(s)  The Trust, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transaction contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the trustees of the Trust and, subject to the approval of the shareholders of the Target Fund (if required, and then only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t)  The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transaction contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u)  As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement (or, if applicable, information to be provided in lieu of such meeting if not required) and the transaction contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund (if applicable), and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(v)  The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w)  The Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund;

(x)  The Trust has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(y)  The Trust and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Trust, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(z)  The Trust is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(aa)  The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.  The Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a)  The Trust is a Delaware Statutory Trust organized, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder. The Acquiring Fund is a duly established and designated separate series of the Trust;

(b)  The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c)  No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transaction contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), and the Hart-Scott-Rodino Act, each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transaction contemplated by this Agreement;

(d)  The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e)  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Trust is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Trust is a party or by which it is bound;

(f)  Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transaction contemplated by this Agreement. The Acquiring Fund and the Trust, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transaction herein contemplated;

(g)  The Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Trust created within the last twelve (12) months, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets (less the Excluded Amount) and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to NTI or its affiliate to secure any required initial shareholder approvals;

(h)  On the Closing Date, all material Tax Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

(i)  The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (or will be as of the Closing Date) a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (iii) has not filed any income tax return, and intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, holds and has held no property other than de minimis assets related to its formation or maintenance of its legal status and has and has had no tax attributes other than attributes related to such de minimis assets, and (iv) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j)  The Trust, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transaction contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Trust, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund (if applicable) and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k)  The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets (less the Excluded Amount) in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Trust;

(l)  The Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;

(m)  The Trust and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(n)  The Trust is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o)  The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by NTI or its affiliates; and

(p)  As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund (if applicable), and the Closing Date, the information provided by the Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3.  With respect to the Reorganization, the Trust, on behalf of the Target Fund and on behalf of the Acquiring Fund, represents and warrants as follows:

(a)  The fair market value of the Acquiring Fund’s shares that a Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b)  The fair market value of the Assets (less the Excluded Amount) will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which such Assets are subject;

(c)  No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d)  Immediately following consummation of the Reorganization, other than shares of an Acquiring Fund issued to NTI or its affiliate representing de minimis assets related to the Acquiring Fund’s formation or maintenance of its legal status, (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same Assets (less the Excluded Amount) and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than regular, normal dividends) the Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.  With respect to the Reorganization:

(a)  The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material Assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b)  The parties hereto shall cooperate in preparing, and the Trust shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include an information statement with respect to notification of the Reorganization to the shareholders of the Target Fund (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its shareholders of record entitled to receipt of the information statement, in sufficient time to comply with requirements of the 1934 Act, the prospectus/information statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(c)  The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d)  The Trust will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Trust.

(e)  The Trust will provide the Acquiring Fund with (i) a statement of the tax basis and holding period as of the most recent Tax year end of the Target Fund of all investments to be transferred by the Target Fund to the Acquiring Fund, (ii) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each Target Fund Shareholder of record, the number of shares of beneficial interest held by each Target Fund Shareholder, the backup withholding and nonresident alien withholding certifications, and notices or records on file with the Target Fund with respect to each Target Fund Shareholder, for all of the Target Fund Shareholders of record as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the Reorganization (the “Target Fund Shareholder Documentation”), certified by the Target Transfer Agent or its President or Vice-President to the best of their knowledge and belief, (iii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”), and (iv) the Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending after the Closing Date. The information shall be provided at or prior to the Closing.

(f)  The Target Fund will prepare and deliver to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the Assets and the Liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Valuation Date, certified by the Treasurer of the Trust.

(g)  Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by this Agreement.

(h)  As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of (i) whole shares of the Acquiring Fund received at the Closing to the Target Fund Shareholders, (ii) cash in lieu of fractional Acquiring Fund shares to the Target Fund Shareholders, and (iii) to Cash-Out Shareholders, a distribution of cash equal to the net asset value of their Target Fund shares in lieu of a distribution of Acquiring Fund shares, all as set forth in Section 1.1(d) hereof.

(i)  The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transaction contemplated by this Agreement.

(j)  The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets (less the Excluded Amount) and otherwise to carry out the intent and purpose of this Agreement.

(k)  The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(l)  The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(m)  A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code, will be provided by the Trust on behalf of the Target Fund to the Acquiring Fund within sixty (60) days after the Closing Date.

(n)  It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(o)  At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) the federal, state and local income Tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (ii) any of the following that have been issued to or for the benefit of the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign Tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.  With respect to the Reorganization, the obligations of the Trust, on behalf of the Target Fund, to consummate the transaction provided for herein shall be subject to the performance, or to the extent legally permissible, the Trust’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)  All representations and warranties of the Acquiring Fund and the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transaction contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)  The Trust shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transaction contemplated by this Agreement;

(c)  The Trust and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust and the Acquiring Fund, on or before the Closing Time;

(d)  The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.1(c) hereto;

(e)  As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f)  The Trust shall have received from the Target Transfer Agent a certificate stating that it has received from the Trust the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g)  The Trust shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Trust (which may rely on certificates of officers or trustees of the Trust), dated as of the Closing Date, covering the following points:

(i)  The Trust is a Delaware Statutory Trust organized, validly existing and in good standing under the laws of the State of Delaware, and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii)  The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)  The Agreement has been duly authorized by the Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Trust, the Target Fund, and NTI, is a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv)  The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets (less the Excluded Amount) will be fully paid and non-assessable by the Trust and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v)  The execution and delivery of the Agreement did not, and the consummation of the transaction contemplated hereby will not, result in a violation of the Trust’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.  With respect to the Reorganization, the obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transaction provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)  All representations and warranties of the Trust and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transaction contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)  The Trust, on behalf of the Target Fund, shall have delivered to the Trust (i) a statement of the Target Fund’s Assets and Liabilities, as of the Valuation Date, certified by the Treasurer of the Trust, (ii) the Target Fund Shareholder Documentation, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, (iv) the ASC 740-10 Workpapers, and (v) a statement of any capital loss carryovers as of the most recent Tax year end of the Target Fund along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code. The information shall be provided on the Closing Date;

(c)  The Trust shall have delivered to the Acquiring Fund, as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(d)  The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Trust’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(e) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Trust’s President or the Trust’s Vice President, as applicable;

(e)  The Trust and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust and the Target Fund, on or before the Closing Time;

(f)  The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.1(c) hereto;

(g)  The Trust shall have duly executed and delivered to the Acquiring Fund, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Target Custodian and instructions to the Acquiring Fund’s transfer agent as the Trust may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the Assets (less the Excluded Amount) of the Target Fund. In each case, the Assets (less the Excluded Amount) of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(h)  The Trust shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets (less the Excluded Amount) of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the custodian for the Acquiring Fund stating that the Assets (less the Excluded Amount) of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Valuation Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(i)  As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(j)  The Trust shall have received on the Closing Date an opinion of counsel of Stradley Ronon, counsel to the Target Fund (which may rely on certificates of officers or trustees of the Trust), dated as of the Closing Date, covering the following points:

(i)  The Trust is a Delaware Statutory Trust, organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii)  The Trust is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)  The Agreement has been duly authorized by the Trust on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Trust and the Acquiring Fund, is a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv)  The execution and delivery of the Agreement did not, and the consummation of the transaction contemplated hereby will not, result in a violation of, as appropriate, the Trust’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Trust shall, at its option, not be required to consummate the transaction contemplated by this Agreement:

8.1.  The Agreement and transaction contemplated herein shall have been approved by the board of trustees of the Trust on behalf of the Target Fund and the Acquiring Fund, and the Trust shall have delivered to the Target Fund and the Acquiring Fund a copy of the resolutions approving this Agreement and the transaction contemplated in connection herewith adopted by the board of trustees of the Trust, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.  On the Closing Date, no action, suit or other proceeding shall be pending or, to the Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.  The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5.  The Trust shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Trust, as to the matters set forth on Schedule 8.5. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Trust and others, and the officers of the Trust shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.5 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES

9.1.  The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transaction provided for herein.

9.2.  NTI will bear all of the expenses (other than portfolio transaction expenses) relating to the Reorganization, including Reorganization Expenses, whether or not the Reorganization is consummated. The costs of the Reorganization shall include, but not be limited to: (i) costs associated with obtaining any necessary order of exemption from the 1940 Act, if any; (ii) terminating any existing agreements or contracts to which the Trust is a party (including any penalties payable in connection with such termination); (iii) preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the information statement/prospectus contained therein); (iv) legal fees; and (v) accounting fees.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to the Reorganization, prior to the Closing and for a reasonable time thereafter, the Trust will cause the Target Fund and the Acquiring Fund to provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Fund shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1.  The Trust, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Fund and each of the Trust’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Fund or any of the Trust’s trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Trust, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

11.2.  The Trust, out of the assets of the Target Fund, agrees to indemnify and hold harmless the applicable Acquiring Fund and the Trust’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Fund or any of the Trust’s trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1.  Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transaction contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

This Agreement may be terminated and the transaction contemplated hereby may be abandoned with respect to the Reorganization at any time prior to the Closing Date by: (i) resolution of the board of trustees of the Trust; (ii) mutual agreement of the parties; (iii) the Trust, if the Closing shall not have occurred on or before September 30, 2027, unless such date is extended by mutual agreement of the Acquiring Fund and the Target Fund; or (iv) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or the Trust’s trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented by resolution of the board of trustees of the Trust or in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following dissemination of the information statement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued, or the cash to be distributed, to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

Northern Funds

Attention: Craig R. Carberry

Chief Legal Officer

50 South La Salle Street, M-9

Chicago, Illinois 60603 USA

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY; FAILURE TO CONSUMMATE

16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

16.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the Target Fund or the Acquiring Fund as provided in the Governing Documents of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

16.6. Subject to the conditions set forth in this Agreement, and provided that the Reorganization shall continue to qualify for tax-free treatment under the Code and the opinion is delivered to the Trust as provided in Section 8.5 hereof, the failure of one Target Fund and its corresponding Acquiring Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Target Fund and its corresponding Acquiring Fund, and the provisions of this Agreement shall be construed to effect this intent.

17.	PUBLICITY/CONFIDENTIALITY

The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transaction contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund, the Target Fund and NTI (with respect to Section 9.2 only).

Northern Funds, on behalf of the Target Funds listed on Exhibit A		Northern Funds, on behalf of the Acquiring Funds listed on Exhibit A

By:		By:
	Name: Kevin P. O’Rourke		Name: Kevin P. O’Rourke
	Title: President		Title: President

Northern Trust Investments, Inc. (with respect to Section 9.2 only)

By:
Name:
Title:

Exhibit A

Target Fund	Acquiring Fund	Closing Date
Stock Index Fund	Northern Trust MSCI US 500 ETF	February 26, 2027
Mid Cap Index Fund	Northern Trust MSCI US 400 ETF	February 26, 2027
Small Cap Index Fund	Northern Trust MSCI US 2000 ETF	February 26, 2027
International Equity Index Fund	Northern Trust MSCI EAFE ETF	March 5, 2027
Tax-Advantaged Ultra-Short Fixed Income Fund	Northern Trust Tax-Advantaged Ultra-Short Income ETF	March 5, 2027

Schedule 8.5

Tax Opinions

With respect to the Reorganization:

(i)  The acquisition by the Acquiring Fund of all of the Assets (less the Excluded Amount) of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares and the Excluded Amount, as the case may be, in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)  No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets (less the Excluded Amount) to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for voting shares of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)  No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets (less the Excluded Amount) of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv)  No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)  The tax basis of the Assets (less the Excluded Amount) of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets (less the Excluded Amount) in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi)  The holding periods of the Assets (less the Excluded Amount) of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code, except with respect to cash received by shareholders of the Target Fund in lieu of fractional Acquiring Fund shares.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)  The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)  For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

EXHIBIT B

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE ACQUIRING FUND’S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS.

Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund for a share held for the entire period (assuming reinvestment of all dividends and distributions).

[This information has been derived from financial statements that have been audited by [___], an independent registered public accounting firm, whose report, along with the Target Fund’s financial statements, is included in the Target Fund’s annual financial report, which is available on the Target Funds’ website and on the Target Funds’ Form N-CSR filed with the SEC, or upon request and without charge by calling 800-595-9111.]

[The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for the Target Fund. The information is unaudited. The Target Fund’s fiscal year end is September 30 and, accordingly, the Target Fund’s financial highlights tables below contain information for the six-month period ended September 30, 2026.]

The Acquiring Fund is new and has no performance history as of the date of this Information Statement/Prospectus. The Acquiring Fund will adopt the financial history, including the financial highlights, of the Target Fund following the Reorganization.

[Financial highlights tables to be inserted]

B-1

Part B

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER __, 2026

Registration Statement on Form N-14 Filed by:

NORTHERN FUNDS

50 South LaSalle Street

Chicago, Illinois 60675-5986

(800) 595-9111

Acquisition of the Assets of:	By and in exchange for shares of:
Stock Index Fund Shares Class (NOSIX)	Northern Trust MSCI US 500 ETF NYSE Arca, Inc. (NOSIX)
Mid Cap Index Fund Shares Class (NOMIX)	Northern Trust MSCI US 400 ETF NYSE Arca, Inc. (NOMIX)
Small Cap Index Fund Shares Class (NSIDX)	Northern Trust MSCI US 2000 ETF NYSE Arca, Inc. (NSIDX)
International Equity Index Fund Shares Class (NOINX)	Northern Trust MSCI EAFE ETF NYSE Arca, Inc. (NOINX)
Tax-Advantaged Ultra-Short Fixed Income Fund Shares Class (NTAUX) (each a series of Northern Funds)	Northern Trust Tax-Advantaged Ultra-Short Income ETF Nasdaq Stock Market, LLC. (NTAUX) (each a series of Northern Funds)

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated December __, 2026 (the “Information Statement/Prospectus”) relating to the proposed reorganizations (each, a “Reorganization,” and together, the “Reorganizations”) of the Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, International Equity Index Fund and Tax-Advantaged Ultra-Short Fixed Income Fund (each, a “Target Fund,” and together, the “Target Funds”) into a newly created exchange-traded fund, the Northern Trust MSCI US 500 ETF, Northern Trust MSCI US 400 ETF, Northern Trust MSCI US 2000 ETF, Northern Trust MSCI EAFE ETF and the Northern Trust Tax-Advantaged Ultra-Short Income ETF, respectively (each, an “Acquiring Fund,” and together, the “Acquiring Funds”). The Target Funds and Acquiring Funds are each a series of Northern Funds (the “Trust”).

Copies of the Information Statement/Prospectus may be obtained at no charge by writing to Northern Funds, P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-855-353-9383 or by sending an email request to: NorthernTrustETF@acaglobal.com. You can also access this information at: https://etfs.ntam.northerntrust.com/us/en/individual/funds.

Table of Contents

Page
General Information	3
Incorporation by Reference	3

2

General Information

This SAI relates to the acquisition of the assets and liabilities of the Target Funds listed below by the Acquiring Funds, listed below. Each Target Fund and each Acquiring Fund is a series of the Trust. Further information is included in the Information Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Target Fund	Acquiring Fund
Stock Index Fund	Northern Trust MSCI US 500 ETF
Mid Cap Index Fund	Northern Trust MSCI US 400 ETF
Small Cap Index Fund	Northern Trust MSCI US 2000 ETF
International Equity Index Fund	Northern Trust MSCI EAFE ETF
Tax-Advantaged Ultra-Short Fixed Income Fund	Northern Trust Tax-Advantaged Ultra-Short Income ETF

Supplemental Financial Information

Each Target Fund shall be the accounting and performance survivor of the Reorganization. Additionally, there are no material differences in accounting policies of each Target Fund as compared to those of its corresponding Acquiring Fund.

A table showing the fees and expenses of each Acquiring Fund and Target Fund and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to its proposed Reorganization is included in the section titled “INFORMATION ABOUT THE FUND- What are the Fees and Expenses of each Fund and what are the fees and expenses after the Reorganization” of the Information Statement/Prospectus.

Because each Acquiring Fund has the same principal investment strategies as its corresponding Target Fund, each Reorganization is not expected to result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of its corresponding Acquiring Fund. Accordingly, a schedule of investments of a Target Fund modified to reflect such changes is not included. In addition, at this time, the portfolio managers do not anticipate any changes to the investment portfolio as a result of a Reorganization, and if any do occur, it is expected they will be de minimis.

Incorporation of Documents by Reference into the Statement of Additional Information

Because each Acquiring Fund was newly-created for purposes of this transaction, the Acquiring Funds have not published an annual or semi-annual report to shareholders. This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated July 31, 2026, for Northern Funds with respect to each Target Fund (filed via EDGAR on July 29, 2026, Accession No. 0001193125-26-324190).

2.	Supplement to the Statement of Additional Information dated September 25, 2026 for each Target Fund of Northern Funds (filed via EDGAR on September 25, 2026, Accession No. 0001193125-26-402596).

3.

The audited financial statements and related report of the independent registered public accounting firm included in the Form N-CSR of each Target Fund for the fiscal year ended March 31, 2026 (filed via EDGAR on June 5, 2026, Accession No. 0002066578-26-001998).

4.

The unaudited financial statements included in the Form N-CSR of each Target Fund for the fiscal period ended September 30, 2026 (filed via EDGAR on December __, 2026 , Accession No. 0002066578-26-________).

5.	Statement of Additional Information dated December __, 2026, for Northern Funds with respect to each Acquiring Fund (filed via EDGAR on December __, 2026, Accession No. 0002066578-26-________).

PART C: OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust dated February 7, 2000, as amended, provides for indemnification of the Registrant’s officers and Trustees under certain circumstances.

Section 11 of the Registrant’s Management Agreement between the Registrant and Northern Trust Investments, Inc., the investment adviser for each series of the Registrant (the “Investment Adviser” or “NTI”), dated June 30, 2014, Section 10 of the Registrant’s Management Agreement between Registrant and NTI (on behalf of the Multi-Manager Funds), dated June 30, 2014, and Section 7 of the Registrant’s Management Agreement between the Registrant and NTI (on behalf of the ETF series of the Registrant), dated June 6, 2025, provide for indemnification of the Investment Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities relating to advisory and/or administration services to which the Investment Adviser may be subject.

Section 3 of the Distribution Agreement dated May 31, 2017 between the Registrant and Northern Funds Distributors, LLC (“NFD”) and Section 6 of the ETF Distribution Agreement dated July 29, 2025 between the Registrant and NFD (together, the “Distribution Agreements”) provide that the Registrant will indemnify NFD against certain liabilities relating to untrue statements, or alleged untrue statements, or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality. Section 3 of the Distribution Agreement and Section 6 of the ETF Distribution Agreement also provide that NFD will indemnify the Trustees and officers of the Registrant against certain liabilities relating to untrue statements or omissions of material fact resulting from the reliance on information furnished to the Registrant by NFD, and those liabilities resulting from NFD’s willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Distribution Agreements, or NFD’s breach of its confidentiality obligations under the Distribution Agreements.

A fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 16.  EXHIBITS

The following exhibits are incorporated herein by reference to:

(1)	(a)	Agreement and Declaration of Trust dated February 7, 2000 is incorporated by reference to Exhibit (a)(19) to Post-Effective Amendment Nos. 30 and 31 filed on May 15, 2000.

	(b)	Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 34 filed on August 1, 2000.

	(c)	Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 34 filed on August 1, 2000.

	(d)	Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 35 filed on March 9, 2001.

	(e)	Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 35 filed on March 9, 2001.

(f)	Amendment No. 5 to the Agreement and Declaration of Trust dated July 29, 2003 is incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 39 filed on July 29, 2003.

(g)	Amendment No. 6 to the Agreement and Declaration of Trust dated October 26, 2004 is incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 41 filed on December 1, 2004.

(h)	Amendment No. 7 to the Agreement and Declaration of Trust dated February 11, 2005 is incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 42 filed on May 25, 2005.

(i)	Amendment No. 8 to the Agreement and Declaration of Trust dated May 6, 2005 is incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 42 filed on May 25, 2005.

(j)	Amendment No. 9 to the Agreement and Declaration of Trust dated November 4, 2005 is incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 45 filed on December 16, 2005.

(k)	Amendment No. 10 to the Agreement and Declaration of Trust dated February 16, 2006 is incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 46 filed on March 27, 2006.

(l)	Amendment No. 11 to the Agreement and Declaration of Trust dated May 5, 2006 is incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 49 filed on June 22, 2006.

(m)	Amendment No. 12 to the Agreement and Declaration of Trust dated May 4, 2006 is incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 49 filed on June 22, 2006.

(n)	Amendment No. 13 to the Agreement and Declaration of Trust dated May 5, 2006 is incorporated by reference to Exhibit (a)(14) to Post-Effective Amendment No. 49 filed on June 22, 2006.

(o)	Amendment No. 14 to the Agreement and Declaration of Trust dated June 20, 2006 is incorporated by reference to Exhibit (a)(15) to Post-Effective Amendment No. 50 filed on July 28, 2006.

(p)	Amendment No. 15 to the Agreement and Declaration of Trust dated February 16, 2007 is incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 53 filed on May 30, 2007.

(q)	Amendment No. 16 to the Agreement and Declaration of Trust dated February 15, 2007 is incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 53 filed on May 30, 2007.

(r)	Amendment No. 17 to the Agreement and Declaration of Trust dated August 3, 2007 is incorporated by reference to Exhibit (a)(18) to Post-Effective Amendment No. 57 filed on August 13, 2007.

(s)	Amendment No. 18 to the Agreement and Declaration of Trust dated August 3, 2007 is incorporated by reference to Exhibit (a)(19) to Post-Effective Amendment No. 57 filed on August 13, 2007.

(t)	Amendment No. 19 to the Agreement and Declaration of Trust dated November 2, 2007 is incorporated by reference to Exhibit (a)(20) to Post-Effective Amendment No. 60 filed on July 29, 2008.

(u)	Amendment No. 20 to the Agreement and Declaration of Trust dated August 8, 2008 is incorporated by reference to Exhibit (a)(21) to Post-Effective Amendment No. 63 filed on November 17, 2008.

(v)	Amendment No. 21 to the Agreement and Declaration of Trust dated November 7, 2008 is incorporated by reference to Exhibit (a)(22) to Post-Effective Amendment No. 63 filed on November 17, 2008.

(w)	Amendment No. 22 to the Agreement and Declaration of Trust dated May 8, 2009 is incorporated by reference to Exhibit (a)(23) to Post-Effective Amendment No. 65 filed on June 22, 2009.

(x)	Amendment No. 23 to the Agreement and Declaration of Trust dated August 28, 2009 is incorporated by reference to Exhibit (a)(24) to Post-Effective Amendment No. 68 filed on September 8, 2009.

(y)	Amendment No. 24 to the Agreement and Declaration of Trust dated December 14, 2009 is incorporated by reference to Exhibit (a)(25) to Post-Effective Amendment No. 71 filed on May 28, 2010.

(z)	Amendment No. 25 to the Agreement and Declaration of Trust effective May 14, 2010 is incorporated by reference to Exhibit (a)(26) to Post-Effective Amendment No. 74 filed on July 29, 2010.

(aa)	Amendment No. 26 to the Agreement and Declaration of Trust effective July 31, 2010 is incorporated by reference to Exhibit (a)(27) to Post-Effective Amendment No. 74 filed on July 29, 2010.

(bb)	Amendment No. 27 to the Agreement and Declaration of Trust effective August 11, 2010 is incorporated by reference to Exhibit (a)(28) to Post-Effective Amendment No. 76 filed on May 16, 2011.

(cc)	Amendment No. 28 to the Agreement and Declaration of Trust effective February 18, 2011 is incorporated by reference to Exhibit (a)(29) to Post-Effective Amendment No. 76 filed on May 16, 2011.

(dd)	Amendment No. 29 to the Agreement and Declaration of Trust effective May 18, 2012 is incorporated by reference to Exhibit (a)(30) to Post-Effective Amendment No. 86 filed on July 23, 2012.

(ee)	Amendment No. 30 to the Agreement and Declaration of Trust effective August 9, 2012 is incorporated by reference to Exhibit (a)(31) to Post-Effective Amendment No. 91 filed on August 17, 2012.

(ff)	Amendment No. 31 to the Agreement and Declaration of Trust effective November 9, 2012 is incorporated by reference to Exhibit (a)(32) to Post-Effective Amendment No. 93 filed on December 7, 2012.

(gg)	Amendment No. 32 to the Agreement and Declaration of Trust effective February 15, 2013 is incorporated by reference to Exhibit (a)(33) to Post-Effective Amendment No. 95 filed on March 22, 2013.

(hh)	Amendment No. 33 to the Agreement and Declaration of Trust effective August 22, 2013 is incorporated by reference to Exhibit (a)(34) to Post-Effective Amendment No. 102 filed on October 15, 2013.

(ii)	Amendment No. 34 to the Agreement and Declaration of Trust effective August 22, 2013 is incorporated by reference to Exhibit (a)(35) to Post-Effective Amendment No. 104 filed on July 24, 2014.

(jj)	Amendment No. 35 to the Agreement and Declaration of Trust effective February 14, 2014 is incorporated by reference to Exhibit (a)(36) to Post-Effective Amendment No. 104 filed on July 24, 2014.

(kk)	Amendment No. 36 to the Agreement and Declaration of Trust effective December 5, 2014 is incorporated by reference to Exhibit (a)(37) to Post-Effective Amendment No. 108 filed on July 24, 2015.

(ll)	Amendment No. 37 to the Agreement and Declaration of Trust effective August 21, 2015 is incorporated by reference to Exhibit (a)(38) to Post-Effective Amendment No. 112 filed on March 10, 2016.

(mm)	Amendment No. 38 to the Agreement and Declaration of Trust effective March 9, 2016 is incorporated by reference to Exhibit (a)(39) to Post-Effective Amendment No. 112 filed on March 10, 2016.

(nn)	Amendment No. 39 to the Agreement and Declaration of Trust effective May 19, 2016 is incorporated by reference to Exhibit (a)(40) to Post-Effective Amendment No. 114 filed on July 28, 2016.

(oo)	Amendment No. 40 to the Agreement and Declaration of Trust effective June 17, 2016 is incorporated by reference to Exhibit (a)(41) to Post-Effective Amendment No. 114 filed on July 28, 2016.

(pp)	Amendment No. 41 to the Agreement and Declaration of Trust effective July 22, 2016 is incorporated by reference to Exhibit (a)(42) to Post-Effective Amendment No. 114 filed on July 28, 2016.

(qq)	Amendment No. 42 to the Agreement and Declaration of Trust dated August 25, 2016 is incorporated by reference to Exhibit (a)(43) to Post-Effective Amendment No. 117 filed on September 28, 2016.

(rr)	Amendment No. 43 to the Agreement and Declaration of Trust dated October 7, 2016 is incorporated by reference to Exhibit (a)(44) to Post-Effective Amendment No. 119 filed on October 13, 2016.

(ss)	Amendment No. 44 to the Agreement and Declaration of Trust dated May 18, 2017 is incorporated by reference to Exhibit (a)(45) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(tt)	Amendment No. 45 to the Agreement and Declaration of Trust dated July 28, 2017 is incorporated by reference to Exhibit (a)(46) to Post-Effective Amendment No. 136 filed on November 17, 2017.

(uu)	Amendment No. 46 to the Agreement and Declaration of Trust dated August 24, 2017 is incorporated by reference to Exhibit (a)(47) to Post-Effective Amendment No. 136 filed on November 17, 2017.

(vv)	Amendment No. 47 to the Agreement and Declaration of Trust dated August 24, 2017 is incorporated by reference to Exhibit (a)(48) to Post-Effective Amendment No. 136 filed on November 17, 2017.

(ww)	Amendment No. 48 to the Agreement and Declaration of Trust dated October 19, 2018 is incorporated by reference to Exhibit (a)(49) to Post-Effective Amendment No. 148 filed on November 9, 2018.

(xx)	Amendment No. 49 to the Agreement and Declaration of Trust dated February 13, 2020 is incorporated by reference to Exhibit (a)(50) to Post-Effective Amendment No. 159 filed on May 29, 2020.

(yy)	Amendment No. 50 to the Agreement and Declaration of Trust dated February 12, 2021, is incorporated by reference to Exhibit (a)(51) to Post-Effective Amendment No. 163 filed on July 28, 2021.

(zz)	Amendment No. 51 to the Agreement and Declaration of Trust dated April 12, 2021, is incorporated by reference to Exhibit (a)(52) to Post-Effective Amendment No. 163 filed on July 28, 2021.

(aaa)	Amendment No. 52 to the Agreement and Declaration of Trust dated August 19, 2021, is incorporated by reference to Exhibit (a)(53) to Post-Effective Amendment No. 164 filed on October 6, 2021.

(bbb)	Amendment No. 53 to the Agreement and Declaration of Trust dated November 18, 2021, is incorporated by reference to Exhibit (a)(54) to Post-Effective Amendment No. 166 filed on April 8, 2022.

(ccc)	Amendment No. 54 to the Agreement and Declaration of Trust dated April 7, 2022, is incorporated by reference to Exhibit (a)(54) to Post-Effective Amendment No. 166 filed on April 8, 2022.

(ddd)	Amendment No. 55 to the Agreement and Declaration of Trust dated May 18, 2023, is incorporated by reference to Exhibit (a)(56) to Post-Effective Amendment No. 182 filed on July 27, 2023.

(eee)	Amendment to the Agreement and Declaration of Trust dated February 13, 2025, is incorporated by reference to Exhibit (a)(57) to Post-Effective Amendment No. 190 filed on April 16, 2025.

(fff)	Amendment No. 61 to the Agreement and Declaration of Trust dated November 20, 2025 is incorporated by reference to Exhibit (a)(58) to Post-Effective Amendment No. 196 filed on November 21, 2025.

(ggg)	Amendment No. 62 to the Agreement and Declaration of Trust dated February 19, 2026 is incorporated by reference to Exhibit (a)(59) to Post-Effective Amendment No. 199 filed on March 19, 2026.

(hhh)	Amendment No. 63 to the Agreement and Declaration of Trust dated May 21, 2026, is incorporated by reference to Exhibit (a)(60) to Post-Effective Amendment No. 204 filed on July 29, 2026.

	(iii)	Amendment No. 64 to Agreement and Declaration of Trust dated July 7, 2026, is incorporated by reference to Exhibit (a)(61) to Post-Effective Amendment No. 204 filed on July 29, 2026.

	(jjj)	Amendment No. 65 to the Agreement and Declaration of Trust dated August 20, 2026, is incorporated by reference to Exhibit (a)(62) to Post-Effective Amendment No. 207 filed on August 21, 2026.

(2)	(a)	Amended and Restated By-Laws adopted August 2, 2000 is incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 38 filed on May 30, 2002.

	(b)	Amendment No. 1 to the Amended and Restated By-Laws adopted March 31, 2003 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 39 filed on July 29, 2003.

	(c)	Amendment No. 2 to the Amended and Restated By-Laws adopted July 29, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 39 filed on July 29, 2003.

	(d)	Amendment No. 3 to the Amended and Restated By-Laws adopted April 27, 2004 is incorporated by reference to Exhibit (b)(4) to Post-Effective Amendment No. 40 filed on July 26, 2004.

	(e)	Amendment No. 4 to the Amended and Restated By-Laws adopted July 27, 2004 is incorporated by reference to Exhibit (b)(5) to Post-Effective Amendment No. 41 filed on December 1, 2004.

	(f)	Amendment No. 5 to the Amended and Restated By-Laws adopted June 20, 2006 is incorporated by reference to Exhibit (b)(6) to Post-Effective Amendment No. 50 filed on July 28, 2006.

	(g)	Amendment No. 6 to the Amended and Restated By-Laws adopted February 14, 2008 is incorporated by reference to Exhibit (b)(7) to Post-Effective Amendment No. 60 filed on July 29, 2008.

	(h)	Amendment No. 7 to the Amended and Restated By-Laws adopted November 5, 2010 is incorporated by reference to Exhibit (b)(8) to Post-Effective Amendment No. 76 filed on May 16, 2011.

	(i)	Amended and Restated Amendment No. 8 to the Amended and Restated By-Laws adopted August 19, 2015 as Amended and Restated on August 24, 2017 is incorporated by reference to Exhibit (b)(9) to Post-Effective Amendment No. 136 filed on November 17, 2017.

	(j)	Amendment No. 9 to the Amended and Restated By-Laws adopted August 20, 2015 is incorporated by reference to Exhibit (b)(10) to Post-Effective Amendment No. 112 filed on March 10, 2016.

(3)		Not Applicable.

(4)		Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)		Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 is incorporated by reference to Exhibit (a)(19) to Post-Effective Amendment No. 30 filed on May 15, 2000.

(6)	(a)	Management Agreement between Northern Funds and Northern Trust Investments, Inc. dated June 30, 2014 is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 104 filed on July 24, 2014.

	(a)(i)	Amended and Restated Exhibit A dated October 17, 2024, to the Management Agreement between Northern Funds and Northern Trust Investments, Inc. is incorporated by reference to Exhibit (d)(l)(i) to Post-Effective Amendment No. 194 filed on July 29, 2025.

	(b)	Management Agreement between Northern Funds (on behalf of the Northern Funds ETFs) and Northern Trust Investments, Inc. dated June 30, 2025 is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 200 filed on April 28, 2026.

(b)(i)	Amended and Restated Exhibit A to Management Agreement between Northern Funds (on behalf of the Northern Funds ETFs) and Northern Trust Investments, Inc. dated February 19, 2026 is incorporated by reference to Exhibit (d)(2)(i) filed to Post-Effective Amendment No. 199 filed on March 19, 2026.

(b)(ii)	Amended and Restated Exhibit A to Management Agreement between Northern Funds (on behalf of the Northern Funds ETFs) and Northern Trust Investments, Inc. dated August 20, 2026 is incorporated by reference to Exhibit (d)(2)(ii) to Post-Effective Amendment No. 207 filed on August 21, 2026.

(c)	Management Agreement between Northern Funds (on behalf of the Multi-Manager Funds) and Northern Trust Investments, Inc. dated June 30, 2014 is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 104 filed on July 24, 2014.

(c)(i)	Amended and Restated Exhibit A dated May 21, 2026, to the Management Agreement between Northern Funds (on behalf of the Multi-Manager Funds) and Northern Trust Investments, Inc. is incorporated by reference to Exhibit (d)(3)(i) to Post-Effective Amendment No. 204 filed on July 29, 2026.

(d)	Amended and Restated Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, Inc. dated July 25, 2023, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 182 filed on July 27, 2023.

(d)(i)	Amended and Restated Exhibit A-D dated July 7, 2026, to the Amended and Restated Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, Inc. is incorporated by reference to Exhibit (d)(4)(i) to Post-Effective Amendment No. 204 filed on July 29, 2026.

(e)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Axiom International Investors, LLC dated November 19, 2008 is incorporated by reference to Exhibit (d)(58) to Post-Effective Amendment No. 64 filed on March 31, 2009.*

(e)(i)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Axiom International Investors, LLC is incorporated by reference to Exhibit (d)(35) to Post-Effective Amendment No. 69 filed on January 24, 2010.

(e)(ii)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Axiom International Investors, LLC is incorporated by reference to Exhibit (d)(101) to Post-Effective Amendment No. 78 filed on July 27, 2011.

(e)(iii)	Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Axiom International Investors LLC dated October 1, 2012 is incorporated by reference to Exhibit (d)(98) to Post-Effective Amendment No. 98 filed on July 22, 2013.*

(e)(iv)	Amendment No. 2 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors, LLC dated June 30, 2014 is incorporated by reference to Exhibit (d)(136) to Post-Effective Amendment No. 105 filed on July 24, 2014.

(e)(v)	Amendment No. 3 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors LLC dated June 17, 2016 is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(e)(vi)	Amendment No. 4 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors LLC dated February 23, 2018 is incorporated by reference to Exhibit (d)(27) to Post-Effective Amendment No. 139 filed on July 26, 2018.*

(e)(vii)	Amendment No. 5 dated March 1, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors LLC is incorporated by reference to Exhibit (d)(32) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(e)(viii)	Amendment No. 6 dated September 3, 2025, to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors LLC is incorporated by reference to Exhibit (d)(5)(viii) to Post-Effective Amendment No. 204 filed on July 29, 2026. *

(f)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC dated June 10, 2016 is incorporated by reference to Exhibit (d)(21) to Post-Effective Amendment No. 114 filed on July 28, 2016.*

(f)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC dated June 17, 2016 is incorporated by reference to Exhibit (d)(27) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(f)(ii)	Amendment No. 2 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC dated March 1, 2017 is incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No. 130 filed on July 28, 2017.*

(f)(iii)	Amendment No. 3 dated March 14, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC is incorporated by reference to Exhibit (d)(41) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(f)(iv)	Amendment No. 4 dated November 14, 2024 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC is incorporated by reference to Exhibit (d)(iv) to Post-Effect Amendment No. 194 filed on July 29, 2025.*

(g)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Polen Capital Credit, LLC (f/k/a DDJ Capital Management, LLC), dated January 31, 2022 is incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 152 filed on July 27, 2022.*

(g)(i)	Amendment No. 1 dated August 18, 2022 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Polen Capital Credit, LLC (f/k/a DDJ Capital Management, LLC) is incorporated by reference to Exhibit (d)(11)(i) to Post-Effective Amendment No. 182 filed on July 27, 2023.

(g)(ii)	Amendment No. 2 dated November 22, 2022 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Polen Capital Credit, LLC (f/k/a DDJ Capital Management, LLC) is incorporated by reference to Exhibit (d)(11)(ii) to Post-Effective Amendment No. 182 filed on July 27, 2023.*

(h)	Investment Sub-Advisory Agreement dated November 14, 2019 between Northern Trust Investments, Inc. and First Sentier Investors (Australia) IM LTD is incorporated by reference to Exhibit (d)(50) to Post-Effective Amendment No. 161 filed on July 27, 2020.*

(i)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Lazard Asset Management LLC dated March 7, 2013 is incorporated by reference to Exhibit (d)(125) to Post-Effective Amendment No. 98 filed on July 22, 2013.*

(i)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Lazard Asset Management LLC dated June 30, 2014 is incorporated by reference to Exhibit (d)(142) to Post-Effective Amendment No. 105 filed on July 24, 2014.*

(i)(ii)	Amendment No. 2 dated March 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Lazard Asset Management LLC is incorporated by reference to Exhibit (d)(53) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(j)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. dated June 10, 2016 is incorporated by reference to Exhibit (d)(36) to Post-Effective Amendment No. 114 filed on July 28, 2016.*

(j)(i)	Amendment No. 1 dated November 15, 2018 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. is incorporated by reference to Exhibit (d)(64) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(j)(ii)	Amendment No. 2 dated February 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. is incorporated by reference to Exhibit (d)(65) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(j)(iii)	Amendment No. 3 dated February 20, 2020 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. is incorporated by reference to Exhibit (d)(69) to Post-Effective Amendment No. 161 filed on July 27, 2020.*

(k)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Victory Capital Management Inc. dated November 19, 2015 is incorporated by reference to Exhibit (d)(43) to Post-Effective Amendment No. 114 filed on July 28, 2016.*

(k)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Victory Capital Management, Inc. dated June 17, 2016 is incorporated by reference to Exhibit (d)(52) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(k)(ii)	Amendment No. 2 dated March 20, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Victory Capital Management Inc. is incorporated by reference to Exhibit (d)(74) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(l)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and WCM Investment Management dated August 21, 2015 is incorporated by reference to Exhibit (d)(108) to Post-Effective Amendment No. 112 filed on March 10, 2016.*

(l)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and WCM Investment Management dated June 17, 2016 is incorporated by reference to Exhibit (d)(54) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(l)(ii)	Amendment No. 2 dated February 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and WCM Investment Management is incorporated by reference to Exhibit (d)(77) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(m)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Wellington Management Company LLP dated August 25, 2017 is incorporated by reference to Exhibit (d)(67) to Post-Effective Amendment No. 136 filed on November 17, 2017.*

(m)(i)	Amendment No. 1 dated April 8, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Wellington Management Company LLP is incorporated by reference to Exhibit (d)(79) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(n)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Westwood Global Investments, LLC dated November 19, 2008 is incorporated by reference to Exhibit (d)(60) to Post-Effective Amendment No. 64 filed on March 31, 2009.*

(n)(i)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC is incorporated by reference to Exhibit (d)(54) to Post-Effective Amendment No. 69 filed on January 4, 2010.

(n)(ii)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC is incorporated by reference to Exhibit (d)(122) to Post-Effective Amendment No. 78 filed on July 27, 2011.

(n)(iii)	Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC dated January 1, 2013 is incorporated by reference to Exhibit (d)(123) to Post-Effective Amendment No. 98 filed on July 22, 2013.*

(n)(iv)	Amendment No. 2 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Westwood Global Investments, LLC dated June 30, 2014 is incorporated by reference to Exhibit (d)(140) to Post-Effective Amendment No. 105 filed on July 24, 2014.

(n)(v)	Amendment No. 3 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Westwood Global Investments, LLC dated June 17, 2016 is incorporated by reference to Exhibit (d)(60) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(n)(vi)	Amendment No. 4 dated April 8, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Westwood Global Investments, LLC is incorporated by reference to Exhibit (d)(86) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(o)	Investment Sub-Advisory Agreement dated July 1, 2026, between Northern Trust Investments, Inc. and Janus Henderson Investors US LLC is incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 204 filed on July 29, 2026.*

(p)	Investment Sub-Advisory Agreement dated December 10, 2021 between Northern Trust Investments, Inc. and KBI Global Investors (North America), Ltd., is incorporated by reference to Exhibit (d)(79) to Post-Effective Amendment No. 165 filed on December 3, 2021.*

(p)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc., and KBI Global Investors (North America) Ltd. dated June 6, 2024 is incorporated by reference to Exhibit (d)(19)(i) to Post-Effective Amendment No. 189 filed on July 26, 2024.*

(q)	Investment Sub-Advisory Agreement dated January 23, 2023 between Northern Trust Investments, Inc. and BlackRock Investment Management, LLC, is incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No, 182 filed on July 27, 2023.*

(r)	Investment Sub-Advisory Agreement dated August 16, 2024 between Northern Trust Investments, Inc. and FIAM LLC is incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 194 filed on July 29, 2025.*

(s)	Investment Sub-Advisory Agreement dated February 13, 2025 between Northern Trust Investments, Inc. and AllianceBernstein L.P. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 194 filed on July 29, 2025.*

	(t)	Investment Sub-Advisory Agreement dated February 13, 2025 between Northern Trust Investments, Inc. (on behalf of the Multi-Manager Global Listed Infrastructure Fund) and Cohen & Steers Capital Management, Inc. is incorporated by reference to Exhibit (d)(21) to Post-Effective Amendment No. 194 filed on July 29, 2025.*

	(t)(i)	Amendment No. 1 to Investment Sub-Advisory Agreement dated February 19, 2026, between Northern Trust Investments, Inc. (on behalf of the Multi-Manager Global Listed Infrastructure Fund) and Cohen & Steers Capital Management, Inc. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 204 filed on July 29, 2026.*

	(u)	Investment Sub-Advisory Agreement dated February 13, 2025 between Northern Trust Investments, Inc. and Eagle Global Advisors, LLC is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 194 filed on July 29, 2025.*

	(v)	Investment Sub-Advisory Agreement dated February 19, 2026, between Northern Trust Investments, Inc. (on behalf of the Multi-Manager Global Real Estate Fund) and Cohen & Steers Capital Management, Inc. is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 204 filed on July 29, 2026.*

(7)	(a)	Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated May 31, 2017 is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 130 filed on July 28, 2017.

	(b)	Amended and Restated Schedule A dated November 17, 2017 to the Distribution Agreement between Registrant and Northern Funds Distributors, LLC filed as Exhibit (e)(2) to Post-Effective Amendment No. 136 filed on November 17, 2017.

	(c)	Novation Agreement effective September 30, 2021 between the Registrant and Northern Funds Distributors, LLC is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 169 filed on July 27, 2022.

	(d)	ETF Distribution Agreement between the Registrant and Northern Funds Distributors, LLC, dated July 29, 2025 is incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 207 filed on August 21, 2026.

	(e)	Amendment dated February 3, 2026 to the ETF Distribution Agreement between the Registrant and Northern Funds Distributors, LLC is incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 200 filed on April 28, 2026.

	(f)	Second Amendment to the ETF Distribution Agreement between the Registrant and Northern Funds Distributors is incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 207 filed on September 25, 2026.

(8)		Not applicable.

(9)	(a)	Custody Agreement between Northern Funds and The Northern Trust Company dated June 30, 2014 is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 104 filed on July 24, 2014.

	(b)	Amended and Restated Schedule A to the Custody Agreement between Northern Funds and The Northern Trust Company dated August 22, 2019 is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 154 filed on November 27, 2019.

	(c)	Amended and Restated Schedule B dated November 17, 2017 to the Custody Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 136 filed on November 17, 2017.

	(d)	Amendment dated August 1, 2019 to the Custody Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 154 filed on November 27, 2019.

	(e)	Amendment dated March 2, 2023 to Schedule I of the Custody Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 182 filed on July 27, 2023.

	(f)	Custody Agreement between Northern Funds, The Northern Trust Company and The Northern Trust Company of Saudi Arabia dated March 2, 2023 is incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 182 filed on July 27, 2023.

	(g)	Amended and Restated Custody Agreement between Northern Funds and The Northern Trust Company dated June 2, 2025, is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 194 filed on July 29, 2025.

	(h)	Global Custody Agreement between Northern Funds and JPMorgan Chase Bank, N.A. dated June 19, 2025 is incorporated by reference to Exhibit (g)(8) to Post-Effective Amendment No. 200 filed on April 28, 2026.

	(i)	Amendment dated January 21, 2026 to the Global Custody Agreement between Northern Funds and JPMorgan Chase Bank, N.A. is Incorporated by reference to Exhibit (g)(9) to Post-Effective Amendment No. 200 filed on April 28, 2026.

	(j)	Amendment dated July 29, 2026 to the Global Custody Agreement between Northern Funds and JPMorgan Chase Bank, N.A. is incorporated by reference to Exhibit (g)(10) to Post-Effective Amendment No. 207 filed on August 21, 2026.

(10)	(a)	Distribution and Services Plan adopted May 20, 2025 is incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 195 filed on August 5, 2025.

	(a)(i)	Amended and Restated Exhibit A to Distribution and Services Plan dated February 19, 2026 is incorporated by reference to Exhibit (m)(i) to Post-Effective Amendment No. 199 filed on March 19, 2026.

	(b)	Amended and Restated Plan pursuant to Rule 18f-3 for Operation of a Multi-Class System, adopted on August 19, 2021 is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 164 filed on October 6, 2021.

(11)		Opinion and Consent of Stradley Ronon Stevens & Young LLP, to be filed by Pre-Effective Amendment.

(12)		Opinion of Stradley Ronon Stevens & Young LLP, supporting the tax matters and consequences to shareholders- To be filed by Post-Effective Amendment pursuant to the undertaking in Item 17(3) below

(13)	(a)	Transfer Agency and Service Agreement between Northern Funds and The Northern Trust Company dated June 30, 2014 is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 104 filed on July 24, 2014.

	(b)	Amended and Restated Schedule A dated November 17, 2017 to the Transfer Agency and Service Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 136 filed on November 17, 2017.

	(c)	Amendment dated November 15, 2018 to the Transfer Agency and Service Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 150 filed on January 7, 2019.

	(d)	Amendment dated August 1, 2019 to the Transfer Agency and Service Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 154 filed on November 27, 2019.

	(e)	Form of Rule 12d1-4 Fund of Funds Investment Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 194 filed on July 29, 2025.

	(f)	Agency Services Agreement between Northern Funds and JPMorgan Chase Bank, N.A. dated July 22, 2025 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 200 filed on April 28, 2026.

	(g)	Amendment dated January 21, 2026 to the Agency Services Agreement between Northern Funds and JPMorgan Chase Bank, N.A. is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 200 filed on April 28, 2026.

	(h)	Amendment dated July 29, 2026 to the Agency Services Agreement between Northern Funds and JPMorgan Chase Bank, N.A. is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 207 filed on August 21, 2026.

(14)		Auditor’s consent to be filed by Pre-Effective Amendment.

(15)		Not Applicable.

(16)		Powers of Attorney for Northern Funds dated September 24, 2026 is filed herewith.

(17)	(a)	Amended Code of Ethics of the Trust adopted August 2, 2000, as revised on February 13, 2025 is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 194 filed on July 29, 2025.

	(b)	Amended Code of Ethics of Northern Trust Investments, Inc. adopted February 1, 2005, as amended May 21, 2026 is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 204 filed on July 29, 2026.

* Portions of this exhibit have been omitted pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission.

ITEM 17.  UNDERTAKINGS

1.

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Chicago, the State of Illinois, as of this 2nd day of October 2026.

NORTHERN FUNDS

By:	/s/ Kevin P. O’Rourke
Kevin P. O’Rourke

President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ Kevin P. O’Rourke	President (Principal Executive Officer)	October 2, 2026
Kevin P. O’Rourke

/s/ Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 2, 2026
Randal E. Rein

* Therese M. Bobek Therese M. Bobek	Trustee	October 2, 2026

* Thomas A. Kloet Thomas A. Kloet	Trustee	October 2, 2026

* William Martin William Martin	Trustee	October 2, 2026

* David R. Martin David R. Martin	Trustee	October 2, 2026

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	October 2, 2026

* Ingrid LaMae A. de Jongh Ingrid LaMae A. de Jongh	Trustee	October 2, 2026

* Paula Kar Paula Kar	Trustee	October 2, 2026

/s/ Kevin P. O’Rourke
* By Kevin P. O’Rourke Attorney-In-Fact *Pursuant to a power of attorney filed herewith.

Exhibit Index

Exhibit No.	Exhibit
16	Power of Attorney